AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 26, 2002

                                                          FILE NOS. 333-50879
                                                                    811-07351

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NOS. 9 /X/

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                          AMENDMENT NO. 27 /X/

              GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                       GLENBROOK LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
         (Address and Telephone number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                       GLENBROOK LIFE AND ANNUITY COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
       (Name, Complete Address and Telephone Number of Agent for Service)

                                   COPIES TO:

JOSEPH P. RATH, ESQUIRE                  JOANNE M. DERRIG, ESQUIRE
BRICKER & ECKLER, LLP                    ALFS, INC.
100 SOUTH THIRD STREET                   3100 SANDERS ROAD
COLUMBUS, OHIO  43215                    NORTHBROOK, IL 60062

Approximate date of proposed public offering: Continuous

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
(CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2002 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(i) of Rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in the Glenbrook Life And Annuity Company Separate Account A under deferred variable annuity contracts.

AIM LIFETIME PLUS/SM/ II VARIABLE ANNUITY

GLENBROOK LIFE AND ANNUITY COMPANY
300 N. MILWAUKEE AVE.
VERNON HILLS, IL.  60061
TELEPHONE NUMBER: 1-800-776-6978                    PROSPECTUS DATED MAY 1, 2002
 -------------------------------------------------------------------------------
Glenbrook Life and Annuity Company ("Glenbrook Life") is offering the AIM Lifetime Plus/SM/ II Variable Annuity, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract currently offers 21 investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include 3 fixed account options ("FIXED ACCOUNT OPTIONS") and 18 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Glenbrook Life and Annuity Company Separate Account A ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of one of the following funds ("FUNDS") of AIM Variable Insurance Funds:

AIM V.I. AGGRESSIVE GROWTH FUND                           AIM V.I. GLOBAL UTILITIES FUND
AIM V.I. BALANCED FUND                                    AIM V.I. GOVERNMENT SECURITIES FUND
AIM V.I. BASIC VALUE FUND                                 AIM V.I. GROWTH FUND
AIM V.I. BLUE CHIP FUND                                   AIM V.I. HIGH YIELD FUND
AIM V.I. CAPITAL APPRECIATION FUND                        AIM V.I. INTERNATIONAL GROWTH FUND**
AIM V.I. CAPITAL DEVELOPMENT FUND                         AIM V.I. MID CAP CORE EQUITY FUND ***
AIM V.I. CORE EQUITY FUND*                                AIM V.I. MONEY MARKET FUND
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND                     AIM V.I. NEW TECHNOLOGY FUND
AIM V.I. DIVERSIFIED INCOME FUND                          AIM V.I. PREMIER EQUITY FUND****



*Effective May 1, 2002, the Fund changed its name from AIM V.I. Growth and Income Fund to AIM V.I. Core Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.

**Effective May 1, 2002, the Fund changed its name from AIM V.I. International Equity Fund to AIM V.I. International Growth Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund

***Effective May 1, 2002, the Fund changed its name from AIM V.I. Mid Cap Equity Fund to AIM V.I. Mid Cap Core Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.

****Effective May 1, 2002, the Fund changed its name from AIM V.I. Value Fund to AIM V.I. Premier Equity Fund. We have made a corresponding change in the name of the Variable Sub-Account that invests in that Fund.

WE (Glenbrook Life) have filed a Statement of Additional Information, dated May 1, 2002, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page C-1 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http:// www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


                    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                    DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS,
                    NOR HAS IT PASSED ON THE ACCURACY OR ADEQUACY OF THIS
                    PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                    FEDERAL CRIME.

    IMPORTANT       THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS
                    THAT HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL
     NOTICES        INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
                    CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
                    BY SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY.
                    INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                    INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                    THE CONTRACTS ARE NOT FDIC INSURED.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                            PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
  Important Terms                                                             3
--------------------------------------------------------------------------------
  The Contract at a Glance                                                    4
--------------------------------------------------------------------------------
  How the Contract Works                                                      6
--------------------------------------------------------------------------------
  Expense Table                                                               7
--------------------------------------------------------------------------------
  Financial Information                                                      10
--------------------------------------------------------------------------------
CONTRACT FEATURES
--------------------------------------------------------------------------------
  The Contract                                                               11
--------------------------------------------------------------------------------
  Purchases                                                                  12
--------------------------------------------------------------------------------
  Contract Value                                                             14
--------------------------------------------------------------------------------
  Investment Alternatives                                                    15
--------------------------------------------------------------------------------
      The Variable Sub-Accounts                                              15
--------------------------------------------------------------------------------
     The Fixed Account Options                                               16
--------------------------------------------------------------------------------
     Transfers                                                               18
--------------------------------------------------------------------------------
  Expenses                                                                   20
--------------------------------------------------------------------------------
  Access To Your Money                                                       23
--------------------------------------------------------------------------------
  Income Payments                                                            24
-------------------------------------------------------------------------------
                                                                            PAGE
--------------------------------------------------------------------------------
  Death Benefits                                                             26
--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------
  More Information:                                                          30
--------------------------------------------------------------------------------
     Glenbrook Life                                                          30
--------------------------------------------------------------------------------
     The Variable Account Information                                        31
--------------------------------------------------------------------------------
     The Funds                                                               31
--------------------------------------------------------------------------------
     The Contract                                                            32
--------------------------------------------------------------------------------
     Qualified Plans                                                         32
--------------------------------------------------------------------------------
     Legal Matters                                                           32
--------------------------------------------------------------------------------
  Taxes                                                                      33
--------------------------------------------------------------------------------
  Annual Reports and Other Documents                                         38
--------------------------------------------------------------------------------
  Performance Information                                                    39
--------------------------------------------------------------------------------
  Experts                                                                    39
--------------------------------------------------------------------------------
APPENDIX A-ACCUMULATION UNIT VALUES                                         A-1
--------------------------------------------------------------------------------
APPENDIX B-MARKET VALUE ADJUSTMENT EXAMPLE                                  B-1
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                       C-1
--------------------------------------------------------------------------------

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.


                                                                            PAGE

--------------------------------------------------------------------------------
Accumulation Phase                                                            6
--------------------------------------------------------------------------------
Accumulation Unit                                                            14
--------------------------------------------------------------------------------
Accumulation Unit Value                                                      14
--------------------------------------------------------------------------------
Annuitant                                                                    11
--------------------------------------------------------------------------------
Automatic Additions Program                                                  12
--------------------------------------------------------------------------------
Automatic Fund Rebalancing Program                                           19
--------------------------------------------------------------------------------
Beneficiary                                                                  11
--------------------------------------------------------------------------------
Cancellation Period                                                           4
--------------------------------------------------------------------------------
*Contract                                                                 1, 32
--------------------------------------------------------------------------------
Contract Anniversary                                                          5
--------------------------------------------------------------------------------
Contract Owner ("You")                                                       11
--------------------------------------------------------------------------------
Contract Value                                                            4, 14
--------------------------------------------------------------------------------
Contract Year                                                                 4
--------------------------------------------------------------------------------
Death Benefit Anniversary                                                    26
--------------------------------------------------------------------------------
Dollar Cost Averaging Program                                                19
--------------------------------------------------------------------------------
Due Proof of Death                                                           26
--------------------------------------------------------------------------------
Enhanced Death Benefit Rider                                                 26
--------------------------------------------------------------------------------
Enhanced Death and Income Benefit Combination Rider                          27
--------------------------------------------------------------------------------
Fixed Account Options                                                        16
--------------------------------------------------------------------------------

                                                                            PAGE

--------------------------------------------------------------------------------
Free Withdrawal Amount                                                       21
--------------------------------------------------------------------------------
Funds                                                                    15, 31
--------------------------------------------------------------------------------
Glenbrook Life ("We")                                                     1, 30
--------------------------------------------------------------------------------
Guarantee Periods                                                            16
--------------------------------------------------------------------------------
Income Plan                                                                  24
--------------------------------------------------------------------------------
Investment Alternatives                                                       4
--------------------------------------------------------------------------------
Issue Date                                                                    6
--------------------------------------------------------------------------------
Market Value Adjustment                                                      18
--------------------------------------------------------------------------------
Payout Phase                                                                  6
--------------------------------------------------------------------------------
Payout Start Date                                                            24
--------------------------------------------------------------------------------
Qualified Contract                                                        4, 32
--------------------------------------------------------------------------------
Right to Cancel                                                              13
--------------------------------------------------------------------------------
SEC                                                                           1
--------------------------------------------------------------------------------
Settlement Value                                                             26
--------------------------------------------------------------------------------
Systematic Withdrawal Program                                                23
--------------------------------------------------------------------------------
Treasury Rate                                                                18
--------------------------------------------------------------------------------
Valuation Date                                                               13
--------------------------------------------------------------------------------
Variable Account                                                             31
--------------------------------------------------------------------------------
Variable Sub-Account                                                         15
--------------------------------------------------------------------------------


* If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. In certain states, the Contract is available only as a group Contract.

THE CONTRACT AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.


FLEXIBLE PAYMENTS       You can purchase a Contract with as little as $5,000
                        ($2,000 for "QUALIFIED CONTRACTS," which are Contracts
                        issued within QUALIFIED PLANS). You can add to your
                        Contract as often and as much as you like, but each
                        payment must be at least $500 ($100 for automatic
                        purchase payments to the variable investment options).
                        You must maintain a minimum account size of $1,000.
-------------------------------------------------------------------------------
RIGHT TO CANCEL         You may cancel your Contract within 20 days of receipt
                        or any longer period as your state may require
                        ("CANCELLATION PERIOD"). Upon cancellation we will
                        return your purchase payments adjusted, to the extent
                        federal or state law permits, to reflect the investment
                        experience of any amounts allocated to the Variable
                        Account. The adjustment will reflect the deduction of
                        mortality and expense risk charges and administrative
                        expense charges.
-------------------------------------------------------------------------------
EXPENSES                You will bear the following expenses:

                        Total Variable Account annual fees equal to 1.10% of average daily net assets ((1.30% if you select the ENHANCED DEATH BENEFIT RIDER; 1.50% if you select the
                        ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER
                        (available with Contracts issued before July 27,
                        2000)); and 1.60% if you select the ENHANCED DEATH AND
                        INCOME BENEFIT COMBINATION RIDER II (available with
                        Contracts issued on or after July 27, 2000).

                        .Annual contract maintenance charge of $35 (with
                          certain exceptions)

                        .Withdrawal charges ranging from 0% to 7% of payment
                          withdrawn (with certain exceptions)

                        .Transfer fee of $10 after 12th transfer in any
                          CONTRACT YEAR (fee currently waived)

                        . State premium tax (if your state imposes one)

                        In addition, each Fund pays expenses that you will bear
                        indirectly if you invest in a Variable Sub-Account.
-------------------------------------------------------------------------------
INVESTMENT              The Contract offers 21 investment alternatives
ALTERNATIVES            including:

                        .3 Fixed Account Options (which credit interest at
                          rates we guarantee)

                        .18 Variable Sub-Accounts investing in Funds offering
                          professional money management by A I M Advisors, Inc.

                        To find out current rates being paid on the Fixed
                        Account Options, or to find out how the Variable
                        Sub-Accounts have performed, please call us at
                        1-800-776-6978.
-------------------------------------------------------------------------------
SPECIAL SERVICES        For your convenience, we offer these special services:

                        . AUTOMATIC FUND REBALANCING PROGRAM

                        . AUTOMATIC ADDITIONS PROGRAM

                        . DOLLAR COST AVERAGING PROGRAM

                        . SYSTEMATIC WITHDRAWAL PROGRAM
-------------------------------------------------------------------------------
INCOME PAYMENTS         You can choose fixed income payments, variable income
                        payments, or a combination of the two. You can receive
                        your income payments in one of the following ways:

                        . life income with guaranteed payments

                        .a joint and survivor life income with guaranteed
                          payments

                        .guaranteed payments for a specified period (5 to 30
                          years)
-------------------------------------------------------------------------------
DEATH BENEFITS          If you or the Annuitant (if the Contract is owned by a
                        non-natural person) die before the PAYOUT START DATE,
                        we will pay the death benefit described in the
                        Contract. We also offer an Enhanced Death Benefit Rider
                        and an Enhanced Death and Income Benefit Combination
                        Rider.
-------------------------------------------------------------------------------
TRANSFERS               Before the Payout Start Date, you may transfer your
                        Contract value ("CONTRACT VALUE") among the investment
                        alternatives, with certain restrictions.

                        We do not currently impose a fee upon transfers.
                        However, we reserve the right to charge $10 per
                        transfer after the 12th transfer in each "Contract
                        Year," which we measure from the date we issue your
                        contract or a Contract anniversary ("CONTRACT
                        ANNIVERSARY").
-------------------------------------------------------------------------------
WITHDRAWALS             You may withdraw some or all of your Contract Value at
                        anytime during the Accumulation Phase. Full or partial
                        withdrawals are available under limited circumstances
                        on or after the Payout Start Date.

                        In general, you must withdraw at least $50 at a time
                        ($1,000 for withdrawals made during the Payout Phase).
                         Withdrawals in the Payout Phase are only available if
                        the Payout Option is a Variable Income Payment using
                        Guaranteed Payments for a Specified Period.
                         Withdrawals of earnings are taxed as ordinary income
                        and, if taken prior to age 591/2, may be subject to an
                        additional 10% federal tax penalty.  A withdrawal
                        charge and MARKET VALUE ADJUSTMENT also may apply.
-------------------------------------------------------------------------------

HOW THE CONTRACT WORKS
--------------------------------------------------------------------------------

The Contract basically works in two ways. First, the Contract can help you (we assume you are the CONTRACT OWNER) save for retirement because you can invest in up to 21 investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in the Fixed Account Options, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life and/ or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 24. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Issue                                           Payout Start
Date            Accumulation Phase                  Date                 Payout Phase
------------------------------------------------------------------------------------------------------------>
You buy    You save for retirement              You elect to receive    You can recieve    Or you can receive
a Contract                                      income payments or      income payments    income payments
                                                receive a lump sum      for a set period   for life
                                                payment


As the Contract owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner, or if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner, or if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-776-6978 if you have any questions about how the Contract works.

EXPENSE TABLE
--------------------------------------------------------------------------------

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Fund expenses, please refer to the accompanying prospectus for the Funds.


CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage of purchase payments)*

Number of Complete Years Since We Received the Purchase  0    1    2    3    4    5    6     7+
Payment Being Withdrawn
-------------------------------------------------------------------------------------------------
Applicable Charge                                        7%   7%   6%   6%   5%   4%   3%    0%
-------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                   $35.00**
-------------------------------------------------------------------------------------------------
Transfer Fee                                                         $10.00***
-------------------------------------------------------------------------------------------------

  *Each Contract Year, you may withdraw up to 15% of the Contract Value as of the beginning of the Contract Year without incurring a withdrawal charge or Market Value Adjustment.

  ** We will waive this charge in certain cases. See "Expenses."

  *** Applies solely to the thirteenth and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic fund rebalancing. We are currently waiving the transfer fee.


VARIABLE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE
SUB-ACCOUNT)
Basic Contract

Mortality and Expense Risk Charge                                        1.00%
-------------------------------------------------------------------------------
Administrative Expense Charge                                            0.10%
-------------------------------------------------------------------------------
Total Variable Account Annual Expense                                    1.10%
-------------------------------------------------------------------------------

With Enhanced Death Benefit Rider

Mortality and Expense Risk Charge                                        1.20%
-------------------------------------------------------------------------------
Administrative Expense Charge                                            0.10%
-------------------------------------------------------------------------------
Total Variable Account Annual Expense                                    1.30%
-------------------------------------------------------------------------------

With Enhanced Death and Income Benefit Rider*

Mortality and Expense Risk Charge                                        1.40%
-------------------------------------------------------------------------------
Administrative Expense Charge                                            0.10%
-------------------------------------------------------------------------------
Total Variable Account Annual Expense                                    1.50%
-------------------------------------------------------------------------------

With Enhanced Death and Income Benefit Rider II**

Mortality and Expense Risk Charge                                        1.50%
-------------------------------------------------------------------------------
Administrative Expense Charge                                            0.10%
-------------------------------------------------------------------------------
Total Variable Account Annual Expense                                    1.60%
-------------------------------------------------------------------------------

  *For contracts issued before July 27, 2000, the Mortality and Expense Risk charge will be equal to 1.40% of the daily net assets of the Variable Account.

  ** For contracts issued on or after July 27, 2000, the Mortality and Expense
   Risk charge will be equal to 1.50% of the daily net assets in the Variable Account.

FUNDANNUAL EXPENSES (AFTER VOLUNTARY REDUCTIONS AND REIMBURSEMENTS) (as a percentage of Fund average daily net asets)(1)

                                                                           Total Annual
                                                    Management   Other         Fund
Fund                                                   Fees     Expenses     Expenses
----------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund                       0.80%      0.41%        1.21%
----------------------------------------------------------------------------------------
AIM V.I. Balanced Fund                                0.75%      0.37%        1.12%
----------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund (2)                         0.73%      0.57%        1.30%
----------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund                               0.75%      0.51%        1.26%
----------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                    0.61%      0.24%        0.85%
----------------------------------------------------------------------------------------
AIM V.I. Capital Development Fund                     0.75%      0.41%        1.16%
----------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund (3)                         0.61%      0.21%        0.82%
----------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund (4,5)           0.85%      0.59%        1.44%
----------------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund                      0.60%      0.33%        0.93%
----------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                        0.65%      0.42%        1.07%
----------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund                   0.50%      0.58%        1.08%
----------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                  0.62%      0.26%        0.88%
----------------------------------------------------------------------------------------
AIM V.I. High Yield Fund                              0.63%      0.66%        1.29%
----------------------------------------------------------------------------------------
AIM V.I. International Growth Fund (3)                0.73%      0.32%        1.05%
----------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund (2,3)               0.73%      0.57%        1.30%
----------------------------------------------------------------------------------------
AIM V.I. Money Market Fund                            0.40%      0.24%        0.64%
----------------------------------------------------------------------------------------
AIM V.I. New Technology Fund (4,6)                    1.00%      0.49%        1.49%
----------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund (3)                      0.60%      0.25%        0.85%
----------------------------------------------------------------------------------------


(1) Except as otherwise noted, figures shown in the Table are for the year ended December 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Figures shown in the table are for the current year and are expressed as a percentage of Fund average daily net assets.

(3) Effective May 1, 2002 the following Funds changed names from AIM V.I. Growth and Income Fund, AIM V.I. International Equity Fund, AIM V.I. Mid Cap Equity Fund and AIM V.I. Value Fund to AIM V.I. Core Equity Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund and AIM V.I. Premier Equity Fund, respectively.

(4) Before fee waivers and restated to reflect current fees. The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%.

(5) After fee waivers and expense reimbursements, Management Fees, Other Expenses and Total Annual Fund Expenses for the AIM V.I. Dent Demographic Trends Fund were 0.71%, 0.59% and 1.30%, respectively.

(6) After fee waivers and expense reimbursements, Management Fees, Other Expenses and Total Annual Fund Expenses for the AIM V.I. New Technology Fund were 0.81%, 0.49% and 1.30%, respectively.

EXAMPLE 1
The example below shows the dollar amount of the expenses that you would bear directly or indirectly if you:

.. invested $1,000 in a Variable Sub-Account,

.. earned a 5% annual return on your investment, and

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

.. Elected the Enhanced Death and Income Benefit Combination Rider II.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

Sub-Account                                  1 Year  3 Year  5 Year   10 Years
-------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund (2)           $89     $141    $187      $324
-------------------------------------------------------------------------------
AIM V.I. Balanced Fund (2)                    $88     $138    $183      $315
-------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                     $90     $144    $192      $332
-------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund (3)                   $90     $143    $190      $329
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund            $85     $130    $169      $288
-------------------------------------------------------------------------------
AIM V.I. Capital Development Fund (2)         $89     $140    $185      $319
-------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                     $85     $129    $167      $285
-------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund (4)     $91     $148    $199      $346
-------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund              $86     $133    $173      $296
-------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                $88     $137    $180      $310
-------------------------------------------------------------------------------
AIM V.I. Government Securities Fund           $88     $137    $181      $311
-------------------------------------------------------------------------------
AIM V.I. Growth Fund                          $86     $131    $171      $291
-------------------------------------------------------------------------------
AIM V.I. High Yield Fund (2)                  $90     $144    $191      $332
-------------------------------------------------------------------------------
AIM V.I. International Growth Fund            $87     $136    $179      $308
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund             $90     $144    $192      $332
-------------------------------------------------------------------------------
AIM V.I. Money Market Fund                    $83     $124    $158      $266
-------------------------------------------------------------------------------
AIM V.I. New Technology Fund                  $92     $150    $201      $351
-------------------------------------------------------------------------------
 AIM V.I. Premier Equity Fund                 $85     $130    $169      $288
-------------------------------------------------------------------------------

EXAMPLE 2
Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments (for at least 120 months if under an Income Plan for a specified period), at the end of each period.

Sub-Account                                                                1 Year  3 Year  5 Year   10 Years
-------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund (2)                                         $30     $90     $154      $324
-------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced Fund (2)                                                  $29     $88     $149      $315
-------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                                                   $30     $93     $158      $332
-------------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund (3)                                                 $30     $92     $156      $329
-------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                          $26     $79     $136      $288
-------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Development Fund (2)                                       $29     $89     $151      $319
-------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                                   $26     $79     $134      $285
-------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund (4)                                   $32     $97     $165      $346
-------------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund                                            $27     $82     $140      $296
-------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund                                              $28     $86     $147      $310
-------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund                                         $28     $87     $147      $311
-------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                                        $26     $80     $137      $291
-------------------------------------------------------------------------------------------------------------
AIM V.I. High Yield Fund (2)                                                $30     $93     $158      $332
-------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund                                          $28     $86     $146      $308
-------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                           $30     $93     $158      $332
-------------------------------------------------------------------------------------------------------------
AIM V.I. Money Market Fund                                                  $24     $73     $125      $266
-------------------------------------------------------------------------------------------------------------
AIM V.I. New Technology Fund                                                $32     $99     $168      $351
-------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                $26     $79     $136      $288
-------------------------------------------------------------------------------------------------------------


Please remember that you are looking at examples and not a representation of past or future expenses. Your actual expenses may be lower or greater than those shown above. Similarly, your rate of return may be lower or greater than 5%, which is not guaranteed. The above examples assume the election of the Enhanced Death and Income Benefit Combination Rider II with a mortality and expense risk charge of 1.50% (for Contracts issued on or after July 27, 2000). If that option were not elected, the example figures shown above would be slightly lower. To reflect the contract maintenance charge in the examples, we estimated an equivalent percentage charge, based on an assumed average Contract size of $45,000. THE ABOVE EXAMPLES ASSUME "TOTAL ANNUAL FUND EXPENSES" LISTED IN THE EXPENSE TABLE WILL CONTINUE THROUGHOUT THE PERIODS SHOWN.

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund. Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since the date we first offered the Contracts. To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The financial statements of Glenbrook Life also appear in the Statement of Additional Information.


THE CONTRACT
--------------------------------------------------------------------------------


CONTRACT OWNER
The AIM Lifetime Plus/SM/ II Variable Annuity is a contract between you, the Contract Owner, and Glenbrook Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

.. the investment alternatives during the Accumulation and Payout Phases,

.. the amount and timing of your Purchase Payments and withdrawals,

.. the programs you want to use to invest or withdraw money,

.. the income payment plan you want to use to receive retirement income,

.. the Annuitant (either yourself or someone else) on whose life the income payments will be based,

.. the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or Annuitant dies, and

.. any other rights that the Contract provides.

If you die, any surviving Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-natural person and a natural person. If the Contract Owner is a Grantor Trust, the Contract Owner will be considered a non-natural person for purposes of this section and the Death Benefits section. The maximum age of the oldest Contract Owner cannot exceed age 90 as of the date we receive the completed application to purchase the Contract.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

You can use the Contract with or without a qualified plan. A qualified plan is a personal retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract issued within a qualified plan. See "Qualified Plans" on page 32.


ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You initially designate an Annuitant in your application to purchase the Contract.
 The maximum age of the Annuitant cannot exceed age 90 as of the date we receive the completed application to purchase the Contract. If the Contract Owner is a natural person, you may change the Annuitant prior to the Payout Start Date. In our discretion, we may permit you to designate a joint Annuitant, who is a second person on whose life income payments depend, on the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be:

.. the youngest Contract Owner if living, otherwise

.. the youngest Beneficiary.


BENEFICIARY
The Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner subject to the Death of Owner provision if the sole surviving Contract Owner dies before the Payout Start Date. (See section titled "Death Benefits" for details.) If the sole surviving Contract Owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may also name one of more contingent Beneficiaries who will receive any death benefit or guaranteed income benefit if there are no surviving primary Beneficiaries upon the death of the sole surviving Contract Owner. You may change or add Beneficiaries at any time by writing to us unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not the Annuitant is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

.. your spouse or, if he or she is no longer alive,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If more than one Beneficiary survives you (or the Annuitant if the Contract Owner is not a natural person), we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

You may restrict income payments to Beneficiaries by providing us a written request. Once we accept the written request, the change or restriction will take effect as of the date you signed the request. Any change is subject to any payment we make or other action we take before we accept the change.

MODIFICATION OF THE CONTRACT

Only a Glenbrook Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents have the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT

No Owner has a right to assign any interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the Assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
Your initial purchase payment must be at least $5,000 ($2,000 for a Qualified Contract). All subsequent purchase payments must be $500 or more. The maximum purchase payment is $2,000,000 without prior approval. We reserve the right to reduce the minimum purchase payment and to change the maximum Purchase Payment. You may make purchase payments of at least $500 at any time prior to the Payout Start Date. We also reserve the right to reject any application.


MINIMUM AND MAXIMUM ALLOWABLE AGE
You can purchase a Contract if, as of the date we receive the completed application you are between your state's age of majority and 90. If the owner is a non-natural person, then the Annuitant must be between the ages of 0 and 90, as of the date we receive the completed application.


AUTOMATIC ADDITIONS PROGRAM
You may make additional purchase payments of $100 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information.


ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by notifying us in writing. We reserve the right to limit the availability of the investment alternatives.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our service center in Vernon Hills (mailing address: 300 N. Milwaukee Avenue, Vernon Hills, Illinois, 60061. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our service center.

We use the term "BUSINESS DAY" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes, usually 4 p.m. Eastern Time (3 p.m. Central Time). If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.


RIGHT TO CANCEL
You may cancel your Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. You may return it by delivering it or mailing it to us. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss and applicable charges that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you. If your Contract is qualified under section 408 of the Internal Revenue Code, we will refund the greater of any Purchase Payments or the Contract Value.


CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, your Contract Value is equal to your initial purchase payment. Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.


ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to credit to your Contract, we divide (i) the amount of the purchase payment you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract.


ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

.. changes in the share price of the Fund in which the Variable Sub-Account invests, and

.. the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges, and transfer fees (currently waived) separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Value, please refer to the Statement of Additional Information. We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values reflecting the cost of the Enhanced Death Benefit Rider and the Enhanced Death and Income Benefit Combination Rider, and the Enhanced Death and Income Benefit Combination Rider II described on pages 26 and 27.

YOU SHOULD REFER TO THE PROSPECTUS FOR THE FUNDS THAT ACCOMPANIES THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH FUND ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 18 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.

For more complete information about each Fund, including expenses and risks associated with the Fund, please refer to the accompanying prospectus for the Fund. You should carefully review the Fund prospectus before allocating amounts to the Variable Sub-Accounts. A I M Advisors, Inc. serves as the investment advisor to each Fund.


FUND:                   EACH FUND SEEKS*:
-------------------------------------------------------------------------------
AIM V.I. Aggressive     Long-term growth of capital
Growth Fund**
-------------------------------------------------------------------------------
AIM V.I. Balanced Fund   As high a total return as possible, consistent with
                        preservation of capital
-------------------------------------------------------------------------------
AIM V.I. Basic Value    Long-term growth of capital
Fund
-------------------------------------------------------------------------------
AIM V.I. Blue Chip      Long-term growth of capital with a secondary objective
Fund                    of current income
-------------------------------------------------------------------------------
AIM V.I. Capital        Growth of capital
Appreciation Fund
-------------------------------------------------------------------------------
AIM V.I. Capital        Long-term growth of capital
Development Fund
-------------------------------------------------------------------------------
AIM V.I. Core Equity    Growth of capital with a secondary objective of current
Fund                    income
-------------------------------------------------------------------------------
AIM V.I. Dent           Long-term growth of capital
Demographic Trends
Fund
-------------------------------------------------------------------------------
AIM V.I. Diversified    High level of current income
Income Fund
-------------------------------------------------------------------------------
AIM V.I. Global         High total return
Utilities Fund
-------------------------------------------------------------------------------
AIM V.I. Government     High level of current income consistent with reasonable
Securities Fund         concern for safety of principal
-------------------------------------------------------------------------------
AIM V.I. Growth Fund    Growth of capital
-------------------------------------------------------------------------------
AIM V.I. High Yield     High level of current income
Fund
-------------------------------------------------------------------------------
AIM V.I. International  Long-term growth of capital
Growth Fund
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core   Long-term growth of capital
Equity Fund
-------------------------------------------------------------------------------
AIM V.I. Money Market   As high a level of current income as is consistent with
Fund                    the preservation of capital and liquidity
-------------------------------------------------------------------------------
AIM V.I. New            Long-term growth of capital
Technology Fund
-------------------------------------------------------------------------------
AIM V.I. Premier        Long-term growth of capital with income as a secondary
Equity Fund             objective
-------------------------------------------------------------------------------



  *
   A Fund's investment objective may be changed by the Fund's Board of Directors without shareholder approval.

  ** Due to the sometime limited availability of common stocks of small-cap companies that meet the investment criteria for AIM V.I. Aggressive Growth Fund, the Fund may periodically suspend or limit the offering of its shares. The Fund will be closed to new participants when Fund assets reach $200 million. During closed periods, the Fund will accept additional investments from existing participants.

Amounts you allocate to variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds in which those Variable Sub-Accounts invest. You bear the investment risk that the Funds might not meet their investment objectives. Shares of the Funds are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account. You may choose from among 3 Fixed Account Options including 2 dollar cost averaging options and the option to invest in one or more Guarantee Periods. The Fixed Account Options may not be available in all states. Please consult with your sales representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.


DOLLAR COST AVERAGING OPTIONS
You may establish a Dollar Cost Averaging Program, as described on page 19, by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to other investment alternatives in equal monthly installments beginning within 30 days of allocation. The number of monthly installments must be no more than 6 for the 6 Month Dollar Cost Averaging Option, and no more than 12 for the 12 Month Dollar Cost Averaging Option.

If we do not receive allocation instructions from you within one month of the date of the payment, the payment plus associated interest will be transfered to the Money Market Variable Sub-Account in equal monthly installments using the longest transfer period being offered at the time the Purchase Payment is made.

At the end of the applicable transfer period, any nominal amounts remaining in the Dollar Cost Averaging Option will be allocated to the Money Market Variable Sub-Account.

Transfers out of the 6 or 12 Month Dollar Cost Averaging Options do not count towards the 12 transfers you can make without paying a transfer fee.

You may not transfer funds from other investment alternatives to either the 6 or 12 Month Dollar Cost Averaging Options. The 6 or 12 Month Dollar Cost Averaging Options may not be available in your state.


GUARANTEE PERIODS
Each payment or transfer allocated to the Guaranteed Maturity Fixed Account earns interest at a specified rate that we guarantee for a period of years. Guarantee Periods may range from 1 to 10 years. We are currently offering Guarantee Periods of 1, 3, 5, 7, and 10 years in length. In the future, we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. You select a Guarantee Period for each purchase or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment. We reserve the right to limit the number of additional purchase payments that you may allocate to this Option. Each Purchase Payment or transfer allocated to a Guarantee Period must be at least $500.

The Guarantee Periods may not be available in your state.


INTEREST RATES
We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We may declare different interest rates for Guarantee Periods of the same length that begin at different times. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period.


We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. WE DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE. For current interest rate information, please contact your sales representative or Glenbrook Life at 1-800-776-6978. The interest rates we credit will never be less than the minimum guaranteed rate stated in the Contract.

HOW WE CREDIT INTEREST
We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the effective annual interest rate that we declared at the beginning of the applicable Guarantee Period. The following example illustrates how a purchase payment allocated to this Option would grow, given an assumed Guarantee Period and annual interest rate:

Purchase Payment....................................................    $10,000
Guarantee Period....................................................    5 years
Annual Interest Rate................................................      4.50%




                                END OF CONTRACT YEAR
                          YEAR 1      YEAR 2      YEAR 3      YEAR 4       YEAR 5
                        ----------  ----------  ----------  ----------  ------------
Beginning Contract      $10,000.00
 Value................
 X (1 + Annual
 Interest Rate)              1.045
                        ----------
                        $10,450.00
Contract Value at end               $10,450.00
 of Contract Year.....
 X (1 + Annual
 Interest)                               1.045
                                    ----------
                                    $10,920.25
Contract Value at end                           $10,920.25
 of Contract Year.....
 X (1 + Annual
 Interest Rate)                                      1.045
                                                ----------
                                                $11,411.66
Contract Value at end                                       $11,411.66
 of Contract Year.....
 X (1 + Annual
 Interest Rate)                                                  1.045
                                                            ----------
                                                            $11,925.19
Contract Value at end                                                    $11,925.19
 of Contract Year.....
 X (1 + Annual
 Interest Rate)                                                               1.045
                                                                        -----------
                                                                         $12,461.82


TOTAL INTEREST CREDITED DURING GUARANTEE PERIOD = $2,461.82 ($12,461.82-$10,000)

This example assumes no withdrawals during the entire 5 year Guarantee Period. If you were to make a partial withdrawal, you may be required to pay a withdrawal charge. In addition, the amount withdrawn may be increased or decreased by a Market Value Adjustment that reflects changes in interest rates since the time you invested the amount withdrawn. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract. Actual interest rates declared for any given Guarantee Period may be more or less than shown above but will never be less than the guaranteed minimum rate stated in the Contract, if any.

RENEWALS. Prior to the end of each Guarantee Period, we will mail you a notice asking you what to do with your money, including the accrued interest. During the 30-day period after the end of the Guarantee Period, you may:

1) Take no action. We will automatically apply your money to a new Guarantee Period of the same length as the expired Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for a Guarantee Period of that length; or

2) Instruct us to apply your money to one or more new Guarantee Periods of your choice. The new Guarantee Period(s) will begin on the day the previous Guarantee Period ends. The new interest rate will be our then current declared rate for those Guarantee Periods; or

3) Instruct us to transfer all or a portion of your money to one or more Variable Sub-Accounts of the Variable Account. We will effect the transfer on the day we receive your instructions. We will not adjust the amount transferred to include a Market Value Adjustment; or

4) Withdraw all or a portion of your money. You may be required to pay a withdrawal charge, but we will not adjust the amount withdrawn to include a Market Value Adjustment. You may also be required to pay premium taxes and withholding (if applicable). The amount withdrawn will be deemed to have been withdrawn on the day the previous Guarantee Period ends. Amounts not withdrawn will be applied to a new Guarantee Period of the same length as the previous Guarantee Period. The new Guarantee Period will begin on the day the previous Guarantee Period ends.

MARKET VALUE ADJUSTMENT. All withdrawals in excess of the Free Withdrawal Amount, transfers, and amounts applied to an Income Plan from a Guarantee Period, other than those taken during the 30 day period after such Guarantee Period expires, are subject to a Market Value Adjustment. A Market Value Adjustment also may apply upon payment of a death benefit (a Market Value Adjustment made upon payment of a death benefit would be positive) and when you apply amounts currently invested in this option to an Income Plan (unless paid or applied during the 30-day period after such Guarantee Period expires). We will not apply a Market Value

Adjustment to a transfer you make as part of a Dollar Cost Averaging Program.
 We also will not apply a Market Value Adjustment to a withdrawal you make:

.. within the Free Withdrawal Amount as described on page 21,

.. when exercising the confinement, unemployment, widow withdrawals or terminal illness waivers, or

.. to satisfy IRS minimum distribution rule for the Contract.

We apply the Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Guarantee Period to the time it is removed from that Guarantee Period. We calculate the Market Value Adjustment by comparing the Treasury Rate for a period equal to the Guarantee Period at its inception to the Treasury Rate for a period equal to the Guarantee Period when you remove your money. "Treasury Rate" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates increase significantly, the Market Value Adjustment and any withdrawal charge, premium taxes, and income tax withholding (if applicable) could reduce the amount you receive upon full withdrawal of your Contract Value to an amount that is less than the purchase payment plus interest at the minimum guaranteed interest rate under the Contract.

Generally, if the original Treasury Rate at the time you allocate money to a Guarantee Period is higher than the applicable current Treasury Rate, then the Market Value Adjustment will result in a higher amount payable to you, transferred, or applied to an Income Plan. Conversely, if the Treasury Rate at the time you allocate money to a Guarantee Period is lower than the applicable current Treasury Rate, then the Market Value Adjustment will result in a lower amount payable to you, transferred, or applied to an Income Plan.

For example, assume that you purchase a Contract and you select an initial Guarantee Period of 5 years and the 5 year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, you make a partial withdrawal. If, at that later time, the current 5 year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to you. Conversely, if the current 5 year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to you.

The formula for calculating Market Value Adjustments is set forth in Appendix B to this prospectus, which also contains additional examples of the application of the Market Value Adjustment.


INVESTMENT ALTERNATIVES: TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer your Contract Value among the investment alternatives. Transfers are not permitted into the 6 or 12 Month Dollar Cost Averaging Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer into a Guarantee Period is $500. We currently do not assess, but reserve the right to assess, a $10 charge on each transfer in excess of 12 per Contract Year. We treat transfers to or from more than one Fund on the same day as one transfer.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

If you transfer an amount from a Guarantee Period other than during the 30 day period after a Guarantee Period expires, we will increase or decrease the amount by a Market Value Adjustment.

We reserve the right to waive any transfer restrictions.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any of your fixed income payments into variable income payments. You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. Your transfers must be at least 6 months apart.


TELEPHONE TRANSFERS
You may make transfers by telephone by calling 1-800--

776-6978. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


EXCESSIVE TRADING LIMITS
For Contracts issued on or after May 1, 1999, we reserve the right to limit transfers in any Contract Year, or to refuse any transfer request for a Contract owner or certain Contract owners, if:

.. we believe, in our sole discretion, that excessive trading by such Contract owner or owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or the share prices of the corresponding Funds or would be to the disadvantage of other Contract owners; or

.. we are informed by one or more of the corresponding Funds that they intend to restrict the purchase or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or groups of transfers would have a detrimental effect on the prices of Fund shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.


DOLLAR COST AVERAGING PROGRAM
You may make transfers automatically through dollar cost averaging prior to the Payout Start Date. There are three different ways to use the Dollar Cost Averaging Program:

 1) You may allocate purchase payments to the Fixed Account Options for the specific purpose of dollar cost averaging.

2) You may dollar cost average out of any Variable Sub-account into any other Variable Sub-account(s).

 3) You may transfer interest credited from a Guarantee Period(s) to any Variable Sub-account without application of a Market Value Adjustment.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.


AUTOMATIC FUND REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Fund Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account each quarter according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the AIM V.I. Diversified Income Variable Sub-Account and 60% to be in the AIM V.I. Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the AIM V.I. Diversified Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the AIM V.I. Diversified Income Variable Sub-Account and use the money to buy more units in the AIM V.I. Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Fund Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


EXPENSES
--------------------------------------------------------------------------------

As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.


CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value invested in each Variable Sub-Account in proportion to the amount invested. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in processing purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

.. total purchase payments equal $50,000 or more, or

.. all money is allocated to the Fixed Account Options, as of the Contract
  Anniversary.

After the Payout Start Date, we will waive this charge if, as of the Payout Start Date:

.. the Contract Value is $50,000 or more, or

.. all income payments are fixed amount income payments.

If you surrender your Contract, we will deduct a full contract maintenance charge unless your Contract qualifies for a waiver.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily at an annual rate of 1.00% of the average daily net assets you have invested in the Variable Sub-Accounts (1.20% if you select the Enhanced Death Benefit Rider, 1.40% if you select the Enhanced Death and Income Benefit Combination Rider (available with contracts issued before July 27, 2000), and 1.50% for Contracts with the Enhanced Death and Income Benefit Combination Rider II (available with Contracts issued on or after July 27, 2000). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then Glenbrook Life will bear the loss. We charge additional amounts for the Enhanced Death Benefit and Enhanced Death and Income Benefit Combination riders to compensate us for the additional risk that we accept by providing each rider. Neither the Enhanced Death Benefit Rider, the Enhanced Death and Income Benefit Combination Rider, or Enhanced Death and Income Benefit Combination Rider II are available under a Contract that is continued by a surviving spouse. After the death of the Contract owner, if the surviving spouse elects to continue the Contract in the Accumulation Phase, then the mortality and expense risk charge will be 1.00% from the date we determine the value of the death benefit through the remainder of the life of the continued Contract.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. No necessary relationship exists between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We guarantee that we will not raise this charge.


TRANSFER FEE
We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $10 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Fund Rebalancing Program.


WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 7% of the purchase payment(s) you withdraw. The charge declines to 0% after 7 complete years from the date we received the purchase payment being withdrawn. A schedule showing how the charge declines appears on page __, above. During each Contract Year, you can withdraw up to 15% of the Contract Value as of the beginning of that Contract Year without paying the charge. Unused portions of this 15% "Free Withdrawal Amount" are not carried forward to future Contract Years. We will deduct withdrawal charges, if applicable, from the amount paid.

For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal. We do not apply a Withdrawal Charge in the following situations:

.. on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

.. the death of the Contract owner or Annuitant (unless the settlement value is used);

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract;
  or

.. withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fees described above, to make up any difference. Withdrawals also may be subject to tax penalties or income tax and a Market Value Adjustment. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

CONFINEMENT WAIVER. We will waive the withdrawal charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1. you, or the Annuitant if the Contract is owned by a non-natural person, are first confined to a long term care facility or a hospital (as defined in the Contract) for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date;

2. we must receive your request for the withdrawal and due proof (as defined in the Contract) of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital; and

3. a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

 You may not claim this benefit if you, or the Annuitant, or a member of your or the Annuitant's immediate family (as defined in the Contract), is the physician prescribing your or the Annuitant's stay in a long term care facility.

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge and any Market Value Adjustment on all withdrawals taken prior to the Payout Start Date under your Contract if:

1. you (or the Annuitant if the Contract owner is not a natural person) are first diagnosed by a physician (we may require a second or a third opinion) with a terminal illness (as defined in the Contract) at least 30 days after the Issue Date; and

2. you claim this benefit and deliver adequate proof of diagnosis to us.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge and any Market Value Adjustment on one partial or a full withdrawal taken prior to the Payout Start Date under your Contract, if you meet the following requirements:

1. you or the Annuitant become unemployed at least one year after the Issue
Date;

2. you or the Annuitant have been granted unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment and we receive due proof thereof (as defined in the Contract) prior to or at the time of the withdrawal request; and

3. you or the Annuitant exercise this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation.

You may exercise this benefit once during the life of your Contract. This waiver applies upon the unemployment of the Annuitant only if the Contract owner is not a natural person.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you are not required to pay our withdrawal charge because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.


PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs, including payment upon death. We may discontinue this practice sometime in the future and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state. At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract owner's value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Taxes Section.


OTHER EXPENSES
Each Fund deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Fund whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Funds. For a summary of current estimates of those charges and expenses, see pages 8-9 above.

We may receive compensation from A I M Advisors, Inc., for administrative services we provide to the Funds.




ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 24.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our service center, adjusted by any Market Value Adjustment, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

You can withdraw money from the Variable Account or the Fixed Account Options. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You have the opportunity to name the investment alternative(s) from which you are taking the withdrawal. If none is specified, we will deduct your withdrawal pro-rata from the investment alternatives according to the value of your investments therein.

In general, you must withdraw at least $50 at a time. You also may withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

If you request a total withdrawal, we may require you to return your Contract to us. We also will deduct a contract maintenance charge of $35, unless we have waived the contract maintenance charge on your Contract.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2, may be subject to an additional 10% federal tax penalty.


POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2. An emergency exists as defined by the SEC; or

3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.


SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $50. At our discretion, systematic withdrawals may not be offered in conjunction with the Dollar Cost Averaging or Automatic Fund Rebalancing Programs.

Depending on fluctuations in the accumulation unit value of the Variable Sub-Accounts and the value of the Fixed Account, systematic withdrawals may reduce or even exhaust the Contract Value. Systematic withdrawal payments are subject to any applicable withdrawal charges and market value adjustments. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2. may be subject to an additional 10% federal tax penalty. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce the Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $1,000, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional Purchase Payment to restore your Contract's value to the contractual minimum of $1,000. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges, and taxes.


INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
You select the Payout Start Date in your application. The Payout Start Date is the day that we apply your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, to an Income Plan. The Payout Start Date must be no later than the Annuitant's 90th birthday, or the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.


INCOME PLANS
An "Income Plan" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

.. fixed income payments;

.. variable income payments; or

.. a combination of the two.

The three Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

INCOME PLAN 3 - GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEARS TO 30 YEARS). Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the Variable Sub-Account assets which support variable income payments even though we do not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guarantee periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment.

Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or a portion of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. We also deduct applicable premium taxes from the Contract Value at the Payout Start Date.

We may make other Income Plans available. You may obtain information about them by writing or calling us.

You may apply all or part of your Contract Value to an Income Plan. If you elected the Enhanced Death and Income Benefit Combination Rider, you may be able to apply an amount greater than your Contract Value. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account Option balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments. We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. If the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

.. pay you the Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

.. reduce the frequency of your payments so that each payment will be at least
  $20.


VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. Your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Funds and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable income payments stays level if the net investment return equals the assumed investment rate.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments. We reserve the right to make other assumed investments rates available under this contract.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed income payments by:

1) adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

2) deducting any applicable premium tax; and

3) applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed income payments for a period of up to 6 months or such shorter times as state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS
--------------------------------------------------------------------------------

We will pay a death benefit if, prior to the Payout Start Date:

1. any Contract owner dies or,

2. the Annuitant dies, if the Contract is owned by a company or other non-natural Owner.

We will pay the death benefit to the new Contract owner who is determined immediately after the death. The new Contract owner would be a surviving Contract owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner. A claim for a distribution on death must include "Due Proof of Death." We will accept the following documentation as Due Proof of Death:

.. a certified copy of a death certificate; or

.. a certified copy of a decree of a court of competent jurisdiction as to a finding of death; or

.. any other proof acceptable to us.


DEATH BENEFIT AMOUNT
Prior to the Payout Start Date, if we receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greatest of:

1) the Contract Value as of the date we determine the death benefit, or

2) the SETTLEMENT VALUE (that is, the amount payable on a full withdrawal of Contract Value) on the date we determine the death benefit, or

3) the sum of all purchase payments reduced by a withdrawal adjustment, as defined below, or

4) the greatest of the Contract Values on each DEATH BENEFIT ANNIVERSARY prior to the date we determine the death benefit, increased by purchase payments made since that Death Benefit Anniversary and reduced by a withdrawal adjustment as defined below.

A Death Benefit Anniversary is every seventh Contract Anniversary during the Accumulation Phase. For example, the 7th, 14th, and 21st Contract Anniversaries are the first three Death Benefit Anniversaries.

The "withdrawal adjustment" is equal to (a) divided by (b), with the result multiplied by (c), where:

  (a) is the withdrawal amount;

  (b) is the Contract Value immediately prior to the withdrawal; and

  (c) is the value of the applicable death benefit alternative immediately prior to the withdrawal.

If we do not receive a complete request for payment of the death benefit within 180 days of the date of death, the death benefit is equal to the greater of;

1) the Contract Value as of the date we determine the death benefit, or

2) the Settlement Value.

We reserve the right to extend, on a non-discriminatory basis, the 180 day period in which the death proceeds will equal the death benefit as described above. This right applies only to the amount payable as death proceeds and in no way restricts when a claim may be filed.

A Market Value Adjustment, if any, made upon payment of a death benefit would be positive.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.


ENHANCED DEATH BENEFIT RIDER
If the oldest Contract Owner, or Annuitant if the Owner is a non-natural person, is less than or equal to age 80 as of the date we receive the completed application, the Enhanced Death Benefit Rider is an optional benefit that you may elect. If you elect the rider, the death benefit will be the greater of the death benefit alternatives (1) through (4) listed above, or (5) the enhanced death benefit.

If the Contract owner is a living individual, the enhanced death benefit applies only for the death of the Contract owner. If the Contract owner is not a living individual, the enhanced death benefit applies only for the death of the Annuitant. The enhanced death benefit is equal to the greater of Enhanced Death Benefit A or Enhanced Death Benefit B. Enhanced Death Benefit B may not be available in all states.

The enhanced death benefit will never be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.

The Enhanced Death Benefit Rider benefit is not available under a contract that is continued by a surviving spouse. After the death of the Contract owner, if the surviving spouse elects to continue the Contract in the Accumulation Phase, then the mortality and expense risk charge will be 1.00% from the date we determine the value of the death benefit through the remainder of the life of the continued Contract, and any death benefit paid under a continued Contract will not include the enhanced death benefit.

ENHANCED DEATH BENEFIT A. The Enhanced Death Benefit A on the Issue Date is equal to the initial purchase payment. On each Contract Anniversary, we will recalculate your Enhanced Death Benefit A to equal the greater of your Contract Value on that date, or the most recently calculated Enhanced Death Benefit A. We also will recalculate your Enhanced Death Benefit A whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Enhanced Death Benefit A dollar-for-dollar.

Withdrawals will reduce the Enhanced Death Benefit A by an amount equal to a withdrawal adjustment computed in the manner described above under "Death Benefit Amount."

In the absence of any withdrawals or purchase payments, the Enhanced Death Benefit A will be the greatest of all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will calculate Anniversary Values for each Contract Anniversary prior to the oldest Contract owner's or, if the Contract owner is not a natural person, the oldest Annuitant's, 85th birthday. After age 85, we will recalculate the Enhanced Death Benefit A only for purchase payments and withdrawals. The Enhanced Death Benefit A will never be greater than the maximum death benefit allowed by any non-forfeiture laws which govern the Contract.

ENHANCED DEATH BENEFIT B. The Enhanced Death Benefit B is equal to total purchase payments made reduced by a withdrawal adjustment computed in the manner described above under "Death Benefit Amount." Each purchase payment and each withdrawal adjustment will accumulate daily at a rate equivalent to 5% per year until the earlier of the date

.. we determine the death benefit, or

.. the first day of the month following the oldest Contract owner's or, if the Contract owner is not a natural person, the Annuitant's, 85th birthday.

The Enhanced Death Benefit B will never be greater than the maximum death benefit allowed by any non-forfeiture laws which govern the Contract.

ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER (available with Contracts issued before July 27, 2000. For Contracts issued on or after July 27, 2000, see the next section titled "ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER II")

If the oldest Contract Owner, or Annuitant if the Owner is a non-natural person, is less than or equal to age 80 as of the date we receive the completed application, the Enhanced Death and Income Benefit Rider Combination is an optional benefit that you may elect, instead of the Enhanced Death Benefit Rider.

The enhanced death benefit portion of the Enhanced Death and Income Benefit Combination Rider is the same as that described above under "Enhanced Death Benefit Rider."

The enhanced income benefit defines a minimum amount applied to the Payout Phase. This minimum amount is equal to what the value of the enhanced death benefit would be on the Payout Start Date. In some states, the calculation of the enhanced income benefit will not include the value of the Enhanced Death Benefit B. Please consult with your sales representative for information.

The enhanced income benefit will apply if the Contract owner elects a Payout Start Date that:

.. is on or after the tenth Contract Anniversary, and

.. is prior to the Annuitant's age 90.

On the Payout Start Date, you may apply the greater of the Contract Value or the enhanced income benefit to the Payout Phase of the Contract. No Market Value Adjustment will be applied to the enhanced income benefit amount. The enhanced income benefit will only apply if the Income Plan selected provides payments guaranteed for either single or joint life with a period certain of at least:

.. 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

.. 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER II (available with Contracts issued on or after July 27, 2000)

If the oldest Contract Owner is less than or equal to age 80 as of the date we receive the completed application, the Enhanced Death and Income Benefit Combination Rider II is an optional benefit that you may elect, instead of the Enhanced Death Benefit Rider.

The enhanced death benefit portion of the Enhanced Death and Income Benefit Combination Rider II is the same as that described above under "Enhanced Death Benefit Rider."

The enhanced income benefit guarantees that the minimum amount of income payments you receive will not be less than those determined by applying the Income Base on Payout Start Date, to the minimum guaranteed Income Payment Tables shown in the Contract (rather than to any current rates we may be offering) for the Income Plan you select ("Guaranteed Income Benefit"). In some states, the calculation of the enhanced income benefit will not include the value of Income Base B. Please consult with your sales representative for more information.

The Income Base is the greater of Income Base A and Income Base B. We determine each Income Base as follows:

INCOME BASE A. On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made:

.. For purchase payments, Income Base A is equal to the most recently calculated
  Income Base plus the


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

  purchase payment.For withdrawals, Income Base A is equal to the most recently calculated Income Base reduced by a withdrawal adjustment.

.. On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value on that date or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of all the Contract Anniversary Contract Values between the Rider Date and the Payout Start Date. We will recalculate Income Base A for purchase payments, for withdrawals and on Contract Anniversaries until the first Contract Anniversary on or after the 85th birthday of the oldest Owner or, if no Owner is a living individual, the oldest Annuitant. After that date, we will recalculate Income Base A for purchase payments and withdrawals.

INCOME BASE B. On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B, plus any subsequent purchase payments and less a withdrawal adjustment for any subsequent withdrawals, will accumulate daily at a rate equal to 5% per year until the first day of the month following the oldest Contract Owner's or, if the Contract Owner is not a living individual, the Annuitant's 85th birthday. After this date, Income Base B will be recalculated only for purchase payments and withdrawals.

For purposes of computing Income Base A or B, the withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1)  = withdrawal amount,

2)  = the Contract Value immediately prior to the withdrawal, and

3)  = the most recently calculated Income Base.

Please consult with your sales representative for information.

The income base is used solely for the purpose of calculating the guaranteed income benefit under this Rider ("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

The guaranteed income benefit amount is determined by applying the enhanced income benefit amount less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described below.

The enhanced income benefit will apply if the Contract owner elects a Payout Start Date that:

.. is on or after the tenth Contract Anniversary,

.. is during the 30-day period following the Contract Anniversary.

.. is prior to the Annuitant's age 90.

The enhanced income benefit will only apply if you elect to receive fixed amount income payments. These fixed income payments will be calculated using the appropriate Guaranteed Income Payment Tables provided in your Contract.

If, however, you apply the Contract Value and not the enhanced income benefit to the Income Plan, then you may select any Income Plan we offer at that time.

IF YOU EXPECT TO APPLY YOUR CONTRACT VALUE TO VARIABLE INCOME PAYMENT OPTIONS OR TO CURRENT ANNUITY PAYMENT RATES THEN IN EFFECT, ELECTING THE ENHANCED INCOME BENEFIT MAY NOT BE APPROPRIATE. No Market Value Adjustment will be applied to the enhanced income benefit amount. The enhanced income benefit will only apply if the Income Plan selected provides payments guaranteed for either single or joint life with a period certain of at least:

.. 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

.. 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

Neither of the Enhanced Death and Income Benefit Combination Rider's benefits are available under a Contract that is continued by a surviving spouse.

After the death of the Contract owner, if the surviving spouse elects to continue the Contract in the Accumulation Phase, then the mortality and expense risk charge will be 1.00% from the date we determine the value of the death benefit through the remainder of the life of the continued Contract. Any death benefit paid under a continued Contract will not include the enhanced death benefit. Any calculation of amount to be applied to an Income Plan upon annuitization under a continued Contract will not include the enhanced income benefit.

We may discontinue offering these options at any time.


DEATH BENEFIT PAYMENTS
IF THE NEW OWNER IS YOUR SPOUSE, THE NEW OWNER MAY:

1. elect to receive the death benefit in a lump sum, or

2. elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

.. The life of the new Owner; or

.. for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Owner; or

.. over the life of the new Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Owner.

If your spouse does not elect one of the above options, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following restrictions apply:

.. On the date the Contract is continued, the Contract

  Value will equal the amount of the Death Benefit as determined as of the Valuation Date on which we received the completed request for settlement of the death benefit (the next Valuation Date, if we receive the completed request for settlement of the death benefit after 3 p.m. Central Time). Unless otherwise instructed by the continuing spouse, the excess, if any, of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-accounts as of the end of the Valuation Period during which we receive the completed request for settlement of the death benefit, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Money Market Sub-account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

  .  transfer all or a portion of the excess amoung the Variable Sub-Accounts;

  . transfer all or a portion of the excess into the Guaranteed Maturity Fixed Account and begin a new Guarantee Period; or

  . transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Guaranteed Maturity Fixed Account.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

The surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a Withdrawal Charge.

Only one spousal continuation is allowed under this Contract.

IF THE NEW OWNER IS NOT YOUR SPOUSE BUT IS A NATURAL PERSON, THE NEW OWNER MAY:

1) elect to receive the death benefit in a lump sum, or

2) elect to apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

  .  the life of the new Owner; or

  . for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Owner; or

  . over the life of the new Owner with a guaranteed number of payments from 5 to 30 years but not to exceed the life expectancy of the new Owner.

If the new Owner does not elect one of the above options then the new Owner must receive the Contract Value payable within 5 years of your date of death. The Contract Value will equal the amount of the death benefit as determined as of the Vaulation Date on which we received a completed request for settlement of the death benefit (the next Valuation Date, if we receive a completed request for settlement of the death benefit after 3 p.m. Central Time). Unless otherwise instructed by the new Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The new Owner may exercise all rights as set forth in the TRANSFERS section during this 5 year period.

No additional Purchase Payments may be added to the Contract under this election. Withdrawal Charges will be waived for any withdrawals made during this 5 year period.

If the new Owner dies prior to the receiving all of the Contract Value, then the new Owner's named Beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Owner's death.

We reserve the right to offer additional options upon Death of Owner.

IF THE NEW OWNER IS A CORPORATION, TRUST, OR OTHER NON-NATURAL PERSON:

  (a) The new Owner may elect to receive the death benefit in a lump sum; or

  (b) If the new Owner does not elect the option above, then the new Owner must receive the Contract Value payable within 5 years of your date of death. On the date we receive the complete request for settlement of the Death Benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the new Owner, the excess, if any of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The new Owner may exercise all rights set forth in the TRANSFERS provision during this 5 year period. No additional Purchase Payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Owner.

If any new Owner is a non-natural person, all new Owners will be considered to be non-natural persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon the Beneficiary, are available to the new Owner from the date of your death to the date on which the death proceeds are paid.


DEATH OF ANNUITANT
If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date and the Contract Owner is a natural person, then the Contract will continue with a new Annuitant as designated by the Contract Owner.

If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date and the Contract Owner is a non-natural person, the following apply:

  (a) The Contract Owner may elect to receive the death benefit in a lump sum;
or

  (b) If the new Owner does not elect the option above, then the Owner must receive the Contract Value payable within 5 years of the Annuitant's date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Money Market Variable Sub-Account. The Contract Owner may then exercise all rights set forth in the TRANSFERS provision during this 5 year period. No additional Purchase Payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5 year period.

We reserve the right to offer additional options upon Death of Owner.


MORE INFORMATION
--------------------------------------------------------------------------------


GLENBROOK LIFE
Glenbrook Life is the issuer of the Contract. Glenbrook

Life is a stock life insurance company organized under the laws of the State of Arizona in 1998. Previously, Glenbrook Life was organized under the laws of the State of Illinois in 1992.

Glenbrook Life was originally organized under the laws of the State of Indiana in 1965. From 1965 to 1983 Glenbrook Life was known as "United Standard Life Assurance Company" and from 1983 to 1992 as "William Penn Life Assurance Company of America."

Glenbrook Life is currently licensed to operate in the District of Columbia and all states except New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our headquarters is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Glenbrook Life is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of the State of Illinois. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Glenbrook Life and Allstate Life entered into a reinsurance agreement effective June 5, 1992. Under the reinsurance agreement, Allstate Life reinsures substantially all of Glenbrook Life's liabilities under its various insurance contracts. The reinsurance agreement provides us with financial backing from Allstate Life.

However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to Glenbrook Life; Glenbrook

Life remains the sole obligor under the Contract to you.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+r rating to Glenbrook Life due to the reinsurance agreement with Allstate Life mentioned above. Standard & Poor's Insurance Rating Service assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to Glenbrook Life, sharing the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.


THE VARIABLE ACCOUNT
Glenbrook Life established the Glenbrook Life and

Annuity Company Separate Account A on September 6, 1995. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Glenbrook Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations.

Our obligations arising under the Contracts are general corporate obligations of Glenbrook Life.

The Variable Account consists of 18 Variable Sub-Accounts, each of which invests in a corresponding Fund. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We may also add other variable sub-accounts that may be available under other variable annuity contracts. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds.

We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


THE FUNDS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Funds in shares of the distributing Funds at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date, the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding eligible Fund. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN FUNDS. If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the 1940 Act. We also may add new Variable Sub-Accounts that invest underlying funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. The Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Fund. The board of directors of the Funds monitors for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Funds' board of directors may require a separate account to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.


THE CONTRACT
DISTRIBUTION. ALFS, Inc. located at 3100 Sanders Road, Northbrook, Illinois 60062-7154, serves as principal underwriter of the Contracts. ALFS, Inc. ("ALFS") is a wholly owned subsidiary of Allstate Life.

ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the National Association of Securities Dealers, Inc.

We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8.5% of all purchase payments (on a present value basis).

These commissions are intended to cover distribution expenses. Sometimes, we also pay the broker-dealer a persistency bonus in addition to the standard commissions. A persistency bonus is not expected to exceed 1.20%, on an annual basis, of the Contract Values considered in connection with the bonus. Sale of the Contracts may also count toward incentive program awards for the registered representative. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

Glenbrook Life does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for any liability to Contract owners arising out of services rendered or Contracts issued.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

.. issuance of the Contracts;

.. maintenance of Contract owner records;

.. Contract owner services;

.. calculation of unit values;

.. maintenance of the Variable Account; and

.. preparation of Contract owner reports.

We will send you Contract statements and transaction confirmations at least annually. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we reserve the right to make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


QUALIFIED PLANS
If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.


LEGAL MATTERS
Bricker & Eckler LLP, Columbus, OH, has advised Glenbrook Life on certain federal securities law matters. All matters of state law pertaining to the Contracts, including the validity of the Contracts and Glenbrook
Life's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of Glenbrook Life.

TAXES
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. GLENBROOK LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF GLENBROOK LIFE AND
ANNUITY COMPANY
Glenbrook Life is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Glenbrook Life, and its operations form a part of Glenbrook Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Glenbrook Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Glenbrook Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Glenbrook Life does not intend to make provisions for any such taxes. If Glenbrook Life is taxed on investment income or capital gains of the Variable Account, then Glenbrook Life may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1. the Contract Owner is a natural person,

2. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

3. Glenbrook Life is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "ADEQUATELY DIVERSIFIED" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract Owner during the taxable year. Although Glenbrook Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among a broader selection of investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Glenbrook Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a non-qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. The Federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

1. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

2. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

3. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

2. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 591/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract Owner attains age 591/2,

2. made as a result of the Contract Owner's death or becoming totally disabled,

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

4. made under an immediate annuity, or

5. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 591/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.

TAX FREE EXCHANGES UNDER IRC SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract for a new non-qualified annuity contract. The Contract Owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax. Currently we do not allow assignments.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-qualified deferred annuity contracts issued by Glenbrook Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Glenbrook Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Glenbrook Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.


TAX QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Contracts may be used as investments with certain qualified plans such as:

.. Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the
  Code;

.. Roth IRAs under Section 408A of the Code;

.. Simplified Employee Pension Plans under Section 408(k) of the Code;

.. Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section
  408(p) of the Code;

.. Tax Sheltered Annuities under Section 403(b) of the Code;

.. Corporate and Self Employed Pension and Profit Sharing Plans under Sections
  401 and 403; and

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Section 457.

Glenbrook Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above or to modify the Contract to conform with tax requirements. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM A QUALIFIED CONTRACT. If you make a partial withdrawal under a Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"QUALIFIED DISTRIBUTIONS" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 591/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"NONQUALIFIED DISTRIBUTIONS" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.

REQUIRED MINIMUM DISTRIBUTIONS. Generally, qualified plans require minimum distributions upon reaching age 701/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. It is possible that the Death Benefit could be viewed as violating the prohibition on investment in life insurance contracts, with the result that the Contract would not satisfy the requirements of an IRA. We believe that these regulations do not prohibit all forms of optional death benefits.

It is also possible that the certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

Glenbrook Life reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 591/2. However, no penalty tax is incurred on distributions:

1. made on or after the date the Contract Owner attains age 591/2,

2. made as a result of the Contract Owner's death or total disability,

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

4. made pursuant to an IRS levy,

5. made for certain medical expenses,

6. made to pay for health insurance premiums while unemployed (only applies for IRAs),

7. made for qualified higher education expenses (only applies for IRAs), and

8. made for a first time home purchase (up to a $10,000 lifetime limit and only applies for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON QUALIFIED CONTRACTS. With respect to Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 591/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.

INCOME TAX WITHHOLDING ON QUALIFIED CONTRACTS. Generally, Glenbrook Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "ELIGIBLE ROLLOVER DISTRIBUTIONS." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Glenbrook Life is required to withhold federal income tax at a rate of 20% on all "ELIGIBLE ROLLOVER DISTRIBUTIONS" unless you elect to make a "DIRECT ROLLOVER" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1. required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or,

3. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

4. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Glenbrook Life is required to withhold federal income tax using the wage withholding rates from all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "ROLLED OVER" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "ROLLED OVER" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS). Sections 408(p) and 401(k) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an IRA or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 591/2,

.. separates from service,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Glenbrook Life is directed to transfer some or all of the Contract Value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees. Such retirement plans (commonly referred to as "H.R.10" or "KEOGH") may permit the purchase of annuity contracts.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan.


ANNUAL REPORTS AND OTHER DOCUMENTS
--------------------------------------------------------------------------------

Glenbrook Life's annual report on Form 10-K for the year ended December 31, 2001 is incorporated herein by reference, which means that it is legally a part of this prospectus.

After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10-K and Form 10-Q electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000947878. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of SEC's Public Reference Room, call 1-800-SEC-0330.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at 300 N. Milwaukee Ave., Vernon Hills, IL 60061 (telephone:
1-800-776-6978).


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. In addition, performance advertisements may include aggregate, average, year-by-year, or other types of total return figures. Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Funds for the periods beginning with the inception dates of the Funds and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account. We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

EXPERTS
The financial statements of Glenbrook as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and the related financial statement schedule incorporated herein by reference from the Annual Reoprt on Form 10-K of Glenbrook and from the Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2001 and for each of the periods in the two years then ended incorporated herein by reference from the Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report incorporated herein ny reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

APPENDIX A
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
--------------------------------------------------------------------------------


BASIC POLICY

For the period begining January 1 and ending December 31,    1998       1999        2000         2001
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $ 10.000  $   10.561  $   15.111   $   15.335
 Accumulation Unit Value, End of Period                    $ 10.561  $   10.111  $   15.335   $   11.214
 Number of Units Outstanding, End of Period                  50,119     334,924     977,355    1,012,686
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $ 10.000  $   11.298  $   13.331   $   12.633
 Accumulation Unit Value, End of Period                    $ 11.298  $   13.331  $   12.633   $   11.067
 Number of Units Outstanding, End of Period                  67,315     626,980   1,446,234    1,806,943
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    --          --          --   $   10.000
 Accumulation Unit Value, End of Period                          --          --          --   $   11.210
 Number of Units Outstanding, End of Period                      --          --          --       79,352
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    --          --  $   10.000   $    8.856
 Accumulation Unit Value, End of Period                          --          --  $    8.856   $    6.784
 Number of Units Outstanding, End of Period                      --          --     624,320    1,129,279
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $ 10.000  $   11.037  $   15.787   $   13.912
 Accumulation Unit Value, End of Period                    $ 11.037  $   15.787  $   13.912   $   10.556
 Number of Units Outstanding, End of Period                  97,387     829,707   1,857,392    1,944,975
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $ 10.000  $    9.914  $   12.658   $   13.680
 Accumulation Unit Value, End of Period                    $  9.914  $   12.658  $   13.680   $   12.435
 Number of Units Outstanding, End of Period                  12,713     125,972     287,657      350,500
AIM V.I. CORE EQUITY SUB-ACCOUNT**
 Accumulation Unit Value, Beginning of Period              $ 10.000  $   11.684  $   15.514   $   13.112
 Accumulation Unit Value, End of Period                    $ 11.684  $   15.514  $   13.112   $   10.007
 Number of Units Outstanding, End of Period                 112,627   1,472,961   2,784,766    3,007,927
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    --          --  $   10.000   $    7.918
 Accumulation Unit Value, End of Period                          --          --  $    7.918   $    5.332
 Number of Units Outstanding, End of Period                      --          --     598,538      811,043
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $ 10.000  $    9.873  $    9.577   $    9.539
 Accumulation Unit Value, End of Period                    $  9.873  $    9.577  $    9.539   $    9.772
 Number of Units Outstanding, End of Period                  31,735     248,525     439,159      559,447
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $ 10.000  $   10.803  $   14.271   $   13.794
 Accumulation Unit Value, End of Period                    $ 10.803  $   14.271  $   13.794   $    9.832
 Number of Units Outstanding, End of Period                  28,175     112,484     290,288      342,951
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $ 10.000  $   10.706  $   10.162   $   11.069
 Accumulation Unit Value, End of Period                    $ 10.706  $   10.162  $   11.069   $   11.650
 Number of Units Outstanding, End of Period                  52,212     402,500     641,767      923,877
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $ 10.000  $   11.824  $   15.815   $   12.438
 Accumulation Unit Value, End of Period                    $ 11.824  $   15.815  $   12.438   $    8.133
 Number of Units Outstanding, End of Period                  77,514   1,176,171   2,649,755    2,742,882
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $ 10.000  $    9.099  $    9.946   $    7.968
 Accumulation Unit Value, End of Period                    $  9.099  $    9.946  $    7.968   $    7.487
 Number of Units Outstanding, End of Period                  61,267     374,834     627,449      633,394
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT***
 Accumulation Unit Value, Beginning of Period              $ 10.000  $    9.674  $   14.835   $   10.799
 Accumulation Unit Value, End of Period                    $  9.674  $   14.835  $   10.799   $   11.980
 Number of Units Outstanding, End of Period                  34,979     294,021     872,074    2,619,796
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT****
 Accumulation Unit Value, Beginning of Period                    --          --          --   $   10.000
 Accumulation Unit Value, End of Period                          --          --          --   $   11.367
 Number of Units Outstanding, End of Period                      --          --          --       40,509
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $ 10.000  $   10.221  $   10.582   $   11.080
 Accumulation Unit Value, End of Period                    $ 10.221  $   10.582  $   11.080   $   11.355
 Number of Units Outstanding, End of Period                 104,779     284,221     452,398    1,207,045
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    --          --  $   10.000   $   20.254
 Accumulation Unit Value, End of Period                          --          --  $   20.254   $   10.522
 Number of Units Outstanding, End of Period                      --          --     174,056      251,408
AIM V.I. PREMIER EQUITY SUB-ACCOUNT*****
 Accumulation Unit Value, Beginning of Period              $ 10.000  $   11.747  $   15.091   $   12.741
 Accumulation Unit Value, End of Period                    $ 11.747  $   15.091  $   12.741   $   11.018
 Number of Units Outstanding, End of Period                 139,946   1,901,840   3,794,646    3,935,034

* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.00% and an administrative expense charge of 0.10%. All of the Variable Sub-accounts were first offered under the Contracts on June 2, 1998, except the Blue Chip, Dent Demographics Trends, and New Technology Variable Sub-Accounts, which commenced operations on January 3, 2000, and the Basic Value and Mid Cap Core Equity Sub-Accounts, which commenced operations on October 1, 2001.

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
--------------------------------------------------------------------------------


BASIC POLICY PLUS ENHANCED DEATH BENEFIT RIDER

For the period begining January 1 and ending December 31,    1998       1999        2000         2001
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $ 10.000  $   10.549  $   15.063   $   15.256
 Accumulation Unit Value, End of Period                    $ 10.549  $   15.063  $   15.256   $   11.133
 Number of Units Outstanding, End of Period                  57,688     314,748     812,651      876,316
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $ 10.000  $   11.285  $   13.289   $   12.568
 Accumulation Unit Value, End of Period                    $ 11.285  $   13.289  $   12.568   $   10.988
 Number of Units Outstanding, End of Period                 221,488   1,149,345   1,860,197    2,169,576
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    --          --          --   $   10.000
 Accumulation Unit Value, End of Period                          --          --          --   $   11.204
 Number of Units Outstanding, End of Period                      --          --          --      114,661
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    --          --  $   10.000   $    8.837
 Accumulation Unit Value, End of Period                          --          --  $    8.837   $    6.757
 Number of Units Outstanding, End of Period                      --          --     445,206    1,057,106
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $ 10.000  $   11.025  $   15.737   $   13.840
 Accumulation Unit Value, End of Period                    $ 11.025  $   15.737  $   13.840   $   10.549
 Number of Units Outstanding, End of Period                 223,554   1,105,150   1,996,042    2,026,054
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $ 10.000  $    9.902  $   12.619   $   13.609
 Accumulation Unit Value, End of Period                    $  9.902  $   12.619  $   13.609   $   12.347
 Number of Units Outstanding, End of Period                  55,046     195,123     323,336      419,110
AIM V.I. CORE EQUITY SUB-ACCOUNT**
 Accumulation Unit Value, Beginning of Period              $ 10.000  $   11.671  $   15.465   $   13.044
 Accumulation Unit Value, End of Period                    $ 11.671  $   15.465  $   13.044   $    9.935
 Number of Units Outstanding, End of Period                 276,962   2,087,079   3,450,090    3,543,366
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    --          --  $   10.000   $    7.902
 Accumulation Unit Value, End of Period                          --          --  $    7.902   $    5.310
 Number of Units Outstanding, End of Period                      --          --     731,687      853,160
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $ 10.000  $    9.861  $    9.547   $    9.490
 Accumulation Unit Value, End of Period                    $  9.861  $    9.547  $    9.490   $    9.703
 Number of Units Outstanding, End of Period                  40,007     277,036     397,447      515,906
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $ 10.000  $   10.791  $   14.226   $   13.723
 Accumulation Unit Value, End of Period                    $ 10.791  $   14.226  $   13.723   $    9.762
 Number of Units Outstanding, End of Period                  21,377     146,531     353,455      428,366
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $ 10.000  $   10.693  $   10.130   $   11.013
 Accumulation Unit Value, End of Period                    $ 10.693  $   10.130  $   11.013   $   11.567
 Number of Units Outstanding, End of Period                  15,866     330,314     439,132      793,105
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $ 10.000  $   11.810  $   15.765   $   12.374
 Accumulation Unit Value, End of Period                    $ 11.810  $   15.765  $   12.374   $    8.075
 Number of Units Outstanding, End of Period                 182,188   1,590,694   3,016,959    3,138,399
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $ 10.000  $    9.088  $    9.914   $    7.927
 Accumulation Unit Value, End of Period                    $  9.088  $    9.914  $    7.927   $    7.433
 Number of Units Outstanding, End of Period                 103,485     361,905     414,830      464,069
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT***
 Accumulation Unit Value, Beginning of Period              $ 10.000  $    9.663  $   14.788   $   10.744
 Accumulation Unit Value, End of Period                    $  9.663  $   14.788  $   10.744   $    8.109
 Number of Units Outstanding, End of Period                  63,514     374,374     817,142      899,043
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT ****
 Accumulation Unit Value, Beginning of Period                    --          --          --   $   10.000
 Accumulation Unit Value, End of Period                          --          --          --   $   11.361
 Number of Units Outstanding, End of Period                      --          --          --       85,806
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $ 10.000  $   10.209  $   10.549   $   11.023
 Accumulation Unit Value, End of Period                    $ 10.209  $   10.549  $   11.023   $   11.274
 Number of Units Outstanding, End of Period                 111,395     250,507     290,648    1,138,754
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    --          --  $   10.000   $   20.217
 Accumulation Unit Value, End of Period                          --          --  $   20.217   $   10.479
 Number of Units Outstanding, End of Period                      --          --     177,109      274,364
AIM V.I. PREMIER EQUITY SUB-ACCOUNT*****
 Accumulation Unit Value, Beginning of Period              $ 10.000  $   11.733  $   15.044   $   12.675
 Accumulation Unit Value, End of Period                    $ 11.733  $   15.044  $   12.675   $   10.939
 Number of Units Outstanding, End of Period                 350,953   2,912,880   5,037,578    5,025,622

* The Contracts, including the Enhanced Death Benefit Rider, were first offered for sale on June 2, 1998. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.20% and an administrative charge of 0.10%. All of the Variable Sub-accounts were first offered under the Contracts on June 2, 1998, except the Blue Chip, Dent Demographics Trends, and New Technology Variable Sub-Accounts, which commenced operations on January 3, 2000, and the Basic Value and Mid Cap Core Equity Sub-Accounts, which commenced operations on October 1, 2001.

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
--------------------------------------------------------------------------------


BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION I RIDER (available with Contracts purchased before July 27, 2000)



For the period begining January 1 and ending December 31,    1998       1999        2000         2001
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $ 10.000  $   10.536  $   15.016   $   15.178
 Accumulation Unit Value, End of Period                    $ 10.536  $   15.016  $   15.178   $   11.054
 Number of Units Outstanding, End of Period                  61,177     256,328     603,453      592,583
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $ 10.000  $   11.272  $   13.247   $   12.504
 Accumulation Unit Value, End of Period                    $ 11.272  $   13.247  $   12.504   $   10.909
 Number of Units Outstanding, End of Period                 164,576     696,094     973,478      966,876
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    --          --          --   $   10.000
 Accumulation Unit Value, End of Period                          --          --          --   $   11.198
 Number of Units Outstanding, End of Period                      --          --          --       55,720
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    --          --  $   10.000   $    8.819
 Accumulation Unit Value, End of Period                          --          --  $    8.819   $    6.729
 Number of Units Outstanding, End of Period                      --          --     257,539      343,826
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $ 10.000  $   11.012  $   15.687   $   13.769
 Accumulation Unit Value, End of Period                    $ 11.012  $   15.687  $   13.769   $   10.405
 Number of Units Outstanding, End of Period                 203,098     691,747   1,136,828    1,078,153
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $ 10.000  $    9.891  $   12.579   $   13.539
 Accumulation Unit Value, End of Period                    $  9.891  $   12.579  $   13.539   $   12.258
 Number of Units Outstanding, End of Period                  42,275      94,929     214,372      277,266
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $ 10.000  $   11.657  $   15.416   $   12.977
 Accumulation Unit Value, End of Period                    $ 11.657  $   15.416  $   12.977   $    9.864
 Number of Units Outstanding, End of Period                 384,306   1,263,124   2,009,418    1,885,723
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    --          --  $   10.000   $    7.886
 Accumulation Unit Value, End of Period                          --          --  $    7.886   $    5.288
 Number of Units Outstanding, End of Period                      --          --     440,369      453,832
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $ 10.000  $    9.850  $    9.516   $    9.441
 Accumulation Unit Value, End of Period                    $  9.850  $    9.516  $    9.441   $    9.633
 Number of Units Outstanding, End of Period                  25,503     156,436     273,805      281,446
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $ 10.000  $   10.778  $   14.181   $   13.652
 Accumulation Unit Value, End of Period                    $ 10.778  $   14.181  $   13.652   $    9.762
 Number of Units Outstanding, End of Period                  16,742      81,745     189,249      428,366
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $ 10.000  $   10.681  $   10.098   $   10.956
 Accumulation Unit Value, End of Period                    $ 10.681  $   10.098  $   10.956   $   11.484
 Number of Units Outstanding, End of Period                  28,964     192,103     252,449      418,516
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $ 10.000  $   11.797  $   15.715   $   12.311
 Accumulation Unit Value, End of Period                    $ 11.797  $   15.715  $   12.311   $    8.006
 Number of Units Outstanding, End of Period                 233,659   1,047,361   1,726,701      263,037
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $ 10.000  $    9.077  $    9.883   $    7.886
 Accumulation Unit Value, End of Period                    $  9.077  $    9.883  $    7.886   $    7.380
 Number of Units Outstanding, End of Period                  55,345     246,594     356,066      324,351
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $ 10.000  $    9.651  $   14.741   $   10.689
 Accumulation Unit Value, End of Period                    $  9.651  $   14.741  $   10.689   $    8.051
 Number of Units Outstanding, End of Period                  63,643     266,112     633,975      606,349
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    --          --          --   $   10.000
 Accumulation Unit Value, End of Period                          --          --          --   $   11.355
 Number of Units Outstanding, End of Period                      --          --          --        8,009
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $ 10.000  $   10.197  $   10.516   $   10.966
 Accumulation Unit Value, End of Period                    $ 10.197  $   10.516  $   10.966   $   11.193
 Number of Units Outstanding, End of Period                  61,481     209,100     364,896      426,565
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                    --          --  $   10.000   $   20.170
 Accumulation Unit Value, End of Period                          --          --  $   20.170   $   10.436
 Number of Units Outstanding, End of Period                      --          --     157,566      164,023
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period              $ 10.000  $   11.719  $   14.996   $   12.610
 Accumulation Unit Value, End of Period                    $ 11.719  $   14.996  $   12.610   $   10.861
 Number of Units Outstanding, End of Period                 397,504   1,742,887   2,812,963    2,609,407

* The Contracts with the Enhanced Death and Income Benefit Combination I Rider was first offered for sale on June 2, 1998. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative charge of 0.10%. All of the Variable Sub-accounts were first offered under the Contracts with the Enhanced Death and Income Benefit Combination I Rider on June 2, 1998, except the Blue Chip, Dent Demographics Trends, and New Technology Variable Sub-Accounts, which commenced operations on January 3, 2000, and the Basic Value and Mid Cap Core Equity Sub-Accounts, which commenced operations on October 1, 2001.

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE CONTRACTS WERE FIRST OFFERED*
--------------------------------------------------------------------------------


BASIC POLICY PLUS ENHANCED DEATH AND INCOME BENEFIT COMBINATION RIDER II (available with Contracts purchased on or after July 27, 2000)



For the period begining January 1 and ending December 31,      1998  1999     2000        2001
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                   --    --   $   10.000   $ 15.172
 Accumulation Unit Value, End of Period                         --    --   $   15.172   $ 11.039
 Number of Units Outstanding, End of Period                     --    --       48,713    166,773
AIM V.I. BALANCED SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                   --    --   $   10.000   $ 12.499
 Accumulation Unit Value, End of Period                         --    --   $   12.499   $ 10.894
 Number of Units Outstanding, End of Period                     --    --       20,905    390,625
AIM V.I. BASIC VALUE SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                   --    --           --   $ 10.000
 Accumulation Unit Value, End of Period                         --    --           --   $ 11.196
 Number of Units Outstanding, End of Period                     --    --           --     21,253
AIM V.I. BLUE CHIP SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                   --    --   $   10.000   $  8.816
 Accumulation Unit Value, End of Period                         --    --   $    8.816   $  6.720
 Number of Units Outstanding, End of Period                     --    --       62,016    380,723
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                   --    --   $   10.000   $ 13.764
 Accumulation Unit Value, End of Period                         --    --   $   13.764   $ 10.391
 Number of Units Outstanding, End of Period                     --    --    1,136,828    240,280
AIM V.I. CAPITAL DEVELOPMENT SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                   --    --   $   10.000   $ 13.534
 Accumulation Unit Value, End of Period                         --    --   $   13.534   $ 12.241
 Number of Units Outstanding, End of Period                     --    --        6,821     50,592
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                   --    --   $   10.000   $ 12.972
 Accumulation Unit Value, End of Period                         --    --   $   12.972   $  9.850
 Number of Units Outstanding, End of Period                     --    --       58,388    403,761
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                   --    --   $   10.000   $  7.883
 Accumulation Unit Value, End of Period                         --    --   $    7.883   $  5.281
 Number of Units Outstanding, End of Period                     --    --       21,890    162,044
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                   --    --   $   10.000   $  9.437
 Accumulation Unit Value, End of Period                         --    --   $    9.437   $  9.620
 Number of Units Outstanding, End of Period                     --    --        1,115     78,566
AIM V.I. GLOBAL UTILITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                   --    --   $   10.000   $ 13.647
 Accumulation Unit Value, End of Period                         --    --   $   13.647   $  9.679
 Number of Units Outstanding, End of Period                     --    --        2,674     38,524
AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                   --    --   $   10.000   $ 10.952
 Accumulation Unit Value, End of Period                         --    --   $   10.952   $ 11.468
 Number of Units Outstanding, End of Period                     --    --          944    132,501
AIM V.I. GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                   --    --   $   10.000   $ 12.306
 Accumulation Unit Value, End of Period                         --    --   $   12.306   $  8.006
 Number of Units Outstanding, End of Period                     --    --       51,565    263,037
AIM V.I. HIGH YIELD SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                   --    --   $   10.000   $  7.883
 Accumulation Unit Value, End of Period                         --    --   $    7.883   $  7.370
 Number of Units Outstanding, End of Period                     --    --        2,363     79,439
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                   --    --   $   10.000   $ 10.684
 Accumulation Unit Value, End of Period                         --    --   $   10.684   $  8.040
 Number of Units Outstanding, End of Period                     --    --       10,182     71,881
AIM V.I. MID CAP CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                   --    --           --   $ 10.000
 Accumulation Unit Value, End of Period                         --    --           --   $ 11.352
 Number of Units Outstanding, End of Period                     --    --           --      4,363
AIM V.I. MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                   --    --   $   10.000   $ 10.962
 Accumulation Unit Value, End of Period                         --    --   $   10.962   $ 11.178
 Number of Units Outstanding, End of Period                     --    --       20,867     89,517
AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                   --    --   $   10.000   $ 20.162
 Accumulation Unit Value, End of Period                         --    --   $   20.162   $ 10.422
 Number of Units Outstanding, End of Period                     --    --       11,773     58,960
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                   --    --   $   10.000   $ 12.605
 Accumulation Unit Value, End of Period                         --    --   $   12.605   $ 10.846
 Number of Units Outstanding, End of Period                     --    --       77,045    410,037

* The Enhanced Death and Income Benefit Combination II Rider was first offered for sale on July 27, 2000. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative charge of 0.10%. All of the Variable Sub-Accounts were first offered under the Contract with the Enhanced Death and Income Benefit Combination II Rider on July 27, 2000, except the Basic Value and Mid Cap Core Equity Sub-Accounts, which commenced operations on October 1, 2001.

APPENDIX B MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

I = the Treasury Rate for a maturity equal to the applicable Guarantee Period for the week preceding the establishment of the Guarantee Period.

N = the number of whole and partial years from the date we receive the withdrawal, transfer, or death benefit request, or from the Payout Start Date, to the end of the Guarantee Period.

J   = the Treasury Rate for a maturity equal to the Guarantee Period for the week preceding the receipt of the withdrawal, transfer, death benefit, or income payment request. "TREASURY RATE" means the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment factor is determined from the following formula:

                                .9 x (I - J) x N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transefered, withdrawn (in excess of the Free Withdrawal Amount), paid as a death benefit, or applied to an Income Plan, from a Guarantee Period at any time other than during the 30 day period after such Guarentee Period expires.

EXAMPLES OF MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

Purchase Payment:  $10,000 allocated to a Guarantee Period

Guarantee Period:  5 years

Guaranteed Interest Rate:  4.50%

5 Year Treasury  Rate (at the time the Guarantee Period was established): 4.50%

Full Surrender:  End of Contract Year 3

      NOTE: These examples assume that premium taxes are not applicable.

EXAMPLE 1 (ASSUME DECLINING INTEREST RATES)

Step 1.  Calculate Contract Value at      $10,000.00 X (1.04)/ / X (1.045)/3 /=
End of Contract Year 3:                   $11,868.13

Step 2. Calculate the Free Withdrawal     .15% X $10,000.00 X (1.045)/2 /=
Amount:                                   $1,638.04
Step 3. Calculate the Withdrawal          .06 X ($10,000.00 - $1,638.04) =
Charge:                                   $501.72
Step 4. Calculate the Market Value        I = 4.50%
Adjustment:                               J = 4.20%
                                          N = 730 days = 2
                                              --------
                                              365 days

                                          Market Value Adjustment Factor: .9 x
                                          (I - J) x N = .9 x (.045 - .042) x
                                          (2) = .0054

                                          Market Value Adjustment = Market
                                          Value Adjustment Factor x Amount
                                          Subject to Market Value Adjustment:
                                           = .0054 X ($11,411.66 - $1,638.04) =
                                          $52.78

Step 5. Calculate the amount received
by a Contract owner as a result of full   $11,411.66 - $501.72 + $52.78 =
withdrawal at the end of Contract Year    $10,962.72
3:

EXAMPLE 2: (ASSUMES RISING INTEREST RATES)


Step 1.  Calculate Contract Value at      $10,000.00 X (1.045)/3 /= $11,411.66
End of Contract Year 3:
Step 2. Calculate the Free Withdrawal     15% X $10,000.00 X  (1.045)/2 /=
Amount:                                   $1,638.04
Step 3. Calculate the Withdrawal          .06 X ($10,000.00 - $1,638.04) =
Charge:                                   $501.72
Step 4. Calculate the Market Value        I = 4.50%
Adjustment:                               J = 4.80%
                                          N = 730 days = 2
                                              --------
                                              365 days

                                          Market Value Adjustment Factor: .9 x
                                          (I - J) x N = .9 X (.045 - .048) x
                                          (2) = - .0054

                                          Market Value Adjustment = Market
                                          Value Adjustment Factor x Amount
                                          Subject to Market Value Adjustment:
                                           = -.0054 X ($11,411.66 - $1,638.04)
                                          = - $52.78




Step 5. Calculate the amount received
by a Contract owner as a result of full   $11,411.66 - $501.72 - $52.78 =
withdrawal at the end of Contract Year    $10,857.16
3:

                                       48

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Additions, Deletions or Substitutions of Investments
--------------------------------------------------------------------------------
  The Contract
--------------------------------------------------------------------------------
  Purchases of Contracts
--------------------------------------------------------------------------------
  Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
--------------------------------------------------------------------------------
  Performance Information
--------------------------------------------------------------------------------
  Standardized Total Returns
--------------------------------------------------------------------------------
  Non-standardized Total Returns
--------------------------------------------------------------------------------
  Adjusted Historical Total Returns
--------------------------------------------------------------------------------
  Calculation of Accumulation Unit Values
--------------------------------------------------------------------------------
  Net Investment Factor
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Calculation of Variable Income Payments
--------------------------------------------------------------------------------
  Calculation of Annuity Unit Values
--------------------------------------------------------------------------------
  General Matters
--------------------------------------------------------------------------------
  Incontestability
--------------------------------------------------------------------------------
  Settlements
--------------------------------------------------------------------------------
  Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
  Premium Taxes
--------------------------------------------------------------------------------
  Experts
--------------------------------------------------------------------------------
  Financial Statements
--------------------------------------------------------------------------------


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                  THE AIM LIFETIME PLUS(SM) II VARIABLE ANNUITY

Glenbrook Life and Annuity Company          Statement of Additional Information
Glenbrook Life and Annuity Company                   dated May 1, 2002
Separate Account A
Post Office Box 94039
Palatine, IL 60094-4039
1(800) 776 - 6978

This Statement of Additional Information supplements the information in the prospectus for the AIM Lifetime Plus(SM) II Variable Annuity. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2002, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus.


                                TABLE OF CONTENTS


Additions, Deletions or Substitutions of Investments
The Contract
             Purchases of Contracts
             Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers) Performance Information
             Standardized Total Returns
             Non-standardized Total Returns
             Adjusted Historical Total Returns
Calculation of Accumulation Unit Values
             Net Investment Factor
Calculation of Variable Income Payments
             Calculation of Annuity Unit Values
General Matters
             Incontestability
             Settlements
             Safekeeping of the Variable Account's Assets
             Premium Taxes
             Tax Reserves


Experts
Financial Statements



ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Fund shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Fund with those of another Fund of the same or different mutual fund if the shares of the Fund are no longer available for investment, or if we believe investment in any Fund would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Fund of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Funds. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.


THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

We offer the Contracts to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. The principal underwriter for the Variable Account, Allstate Life Financial Services, Inc. ("ALFS"), distributes the Contracts. ALFS is an affiliate of Glenbrook. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts, but we reserve the right to do so at any time.

TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

The Variable Sub-Accounts commenced operations on the following dates:

AIM VARIABLE PRODUCTS SERIES FUND:

AIM V.I. Aggressive Growth Fund                               10/25/99
AIM V.I. Balanced Fund                                        10/25/99
AIM V.I. Basic Value Fund                                     10/01/01
AIM V.I. Blue Chip Fund                                       01/03/00
AIM V.I. Capital Appreciation Fund                            10/14/96
AIM V.I. Capital Development Fund                             10/25/99
AIM V.I. Core Equity Fund                                     10/14/96
AIM V.I. Dent Demographic Trends Fund                         01/03/00
AIM V.I. Diversified Income Fund                              10/14/96
AIM V.I. Global Utilities Fund                                10/14/96
AIM V.I. Government Securities Fund                           10/14/96
AIM V.I. Growth Fund                                          10/14/96
AIM V.I. High Yield Fund                                      10/25/99
AIM V.I. International Growth Fund                            10/14/96
AIM V.I. Mid Cap Core Fund                                    10/01/01
AIM V.I. Money Market Fund                                    10/14/96
AIM V.I. New Technology Fund                                  01/03/00
AIM V.I. Premier Equity Fund                                  10/14/96


PERFORMANCE INFORMATION

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract owner. Also, please note that the performance figures shown do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

                              $1,000(1 + T)n = ERV

where:

          T       =    average annual total return

          ERV     =    ending redeemable value of a hypothetical $1,000
                       payment made at the beginning of 1, 5, or 10 year periods or shorter period

          n       =    number of years in the period

         $1000    =    hypothetical $1,000 investment

When factoring in the withdrawal charge assessed upon redemption, we exclude the Free Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring in the contract maintenance charge, we pro rate the charge by dividing (i) the contract maintenance charge by (ii) the average Contract size of $57,476. We then multiply the resulting percentage by a hypothetical $1,000 investment.

The standardized total returns for the Variable Sub-Accounts for the periods ended December 31, 2001 are set out below.

The Contracts were first offered to the public on June 2, 1998. Certain of the Variable Sub-Accounts were available for investment prior to that date. Accordingly, performance figures for the Variable Sub-Accounts prior to that date reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contracts, as well as the withdrawal and contract maintenance charges described above. No standardized total returns are shown for the AIM V.I. Money Market Variable Sub-Account.

Contracts with the Enhanced Death and Income Benefit Combination Rider II were first offered to the public on July 27, 2000. The Variable Sub-Accounts were available for investment prior to that date. Accordingly, performance figures for the Variable Sub-Accounts prior to that date reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contracts with the Enhanced Death and Income Benefit Combination Rider II, as well as the withdrawal and contract maintenance charges.

Effective May 1, 2000, the AIM V.I. Telecommunications Fund changed its name to the AIM V.I. Telecommunications and Technology Fund, and in May 1, 2001, the Fund changed its name to the AIM V.I. New Technology Fund, in each case, to reflect changes in its investment policies. Performance shown for the AIM V.I. New Technology Variable Sub-Account is based on the performance of the Fund, which reflects the investment policies of the Fund in effect during the periods shown.

(Without the Enhanced Death Benefit Option or the Enhanced Death and Income Benefit Combination Rider or the Enhanced Death and Income
Benefit Combination II Rider)*

Variable Sub-Account                                 One Year          5 Year       10 years or
                                                                                   Since Inception
AIM V.I. Aggressive Growth Fund                      -33.19%             N/A            -.42%
AIM V.I. Balanced Fund                               -18.56%             N/A           -1.52%
AIM V.I. Basic Value Fund                              N/A               N/A             N/A
AIM V.I. Blue Chip Fund                              -29.67%             N/A          -20.12%
AIM V.I. Capital Appreciation Fund                   -30.41%            4.24%           5.63%
AIM V.I. Capital Development Fund                    -15.22%             N/A            2.47%
AIM V.I. Core Equity Fund                            -29.96%            5.53%           7.47%
AIM V.I. Dent Demographic Trends Fund                -39.04%             N/A          -30.29%
AIM V.I. Diversified Income Fund                      -3.55%            1.18%           2.69%
AIM V.I. Global Utilities Fund                       -35.05%            4.15%           5.77%
AIM V.I. Government Securities Fund                  - 0.73%            4.38%           3.98%
AIM V.I. Growth Fund                                 -41.00%            2.08%           4.18%
AIM V.I. High Yield Fund                             -12.13%             N/A           -9.30%
AIM V.I. International Growth Fund                   -30.66%            0.35%           3.05%
AIM V.I. Mid Cap Core Fund                             N/A               N/A             N/A
AIM V.I. Money Market Fund                            -3.48%            3.06%           3.29%
AIM V.I. New Technology Fund                         -54.58%             N/A          -49.77%
AIM V.I. Premier Equity Fund                         -19.70%            7.98%           8.44%

* The Variable Sub-Accounts commenced operations on December 4, 1995 with the exception of the AIM V.I. Aggressive Growth, Balanced, Capital Appreciation and
High Yield Sub-Accounts, which commenced operations on May 1, 1998, and the AIM
V.I. Blue Chip, Dent Demographic Trends, and New Technology Variable
Sub-Accounts, which commenced operations on January 3, 2000.

(With the Enhanced Death Benefit Rider)

Variable Sub-Account                                 One Year            5 Year       10 years or
                                                                                     Since Inception
AIM V.I. Aggressive Growth Fund                      -33.34%              N/A            -0.63%
AIM V.I. Balanced Fund                               -18.73%              N/A             1.01%
AIM V.I. Basic Value Fund                              N/A                N/A              N/A
AIM V.I. Blue Chip Fund                              -29.82%              N/A           -20.30%
AIM V.I. Capital Appreciation Fund                   -30.56%             4.03%            5.41%
AIM V.I. Capital Development Fund                    -15.40%              N/A             2.26%
AIM V.I. Core Equity Fund                            -30.12%             5.32%            7.25%
AIM V.I. Dent Demographic Trends Fund                -39.17%              N/A           -30.45%
AIM V.I. Diversified Income Fund                      -3.76%             0.97%            2.48%
AIM V.I. Global Utilities Fund                       -35.20%             3.94%            5.55%
AIM V.I. Government Securities Fund                   -0.94%             4.16%            3.77%
AIM V.I. Growth Fund                                 -41.14%             1.87%            3.97%
AIM V.I. High Yield Fund                             -12.32%              N/A            -9.50%
AIM V.I. International Growth Fund                   -30.81%            -0.56%            2.84%
AIM V.I. Mid Cap Core Fund                             N/A                N/A              N/A
AIM V.I. Money Market Fund                            -3.69%             2.85%            3.08%
AIM V.I. New Technology Fund                         -54.69%              N/A           -49.90%
AIM V.I. Premier Equity Fund                         -19.87%             7.76%            8.22%


(With the Enhanced Death and Income Benefit Combination Rider for Contracts issued before July 27, 2000)

Variable Sub-Account                                 One Year          5 Year       10 years or
                                                                                  Since Inception
AIM V.I. Aggressive Growth Fund                      -33.48%            N/A            -0.84%
AIM V.I. Balanced Fund                               -18.91%            N/A             0.80%
AIM V.I. Basic Value Fund                               N/A             N/A              N/A
AIM V.I. Blue Chip Fund                              -29.98%            N/A           -20.48%
AIM V.I. Capital Appreciation Fund                   -30.72%           3.81%            5.20%
AIM V.I. Capital Development Fund                    -15.59%            N/A             2.04%
AIM V.I. Core Equity Fund                            -30.27%           5.10%            7.03%
AIM V.I. Dent Demographic Trends Fund                -39.31%            N/A           -30.61%
AIM V.I. Diversified Income Fund                      -3.97%           0.76%            2.27%
AIM V.I. Global Utilities Fund                       -35.34%           3.72%            5.33%
AIM V.I. Government Securities Fund                   -1.16%           3.95%            3.56%
AIM V.I. Growth Fund                                 -41.27%           1.66%            3.76%
AIM V.I. High Yield Fund                             -12.51%            N/A            -9.70%
AIM V.I. International Growth Fund                   -30.97%          -0.76%            2.63%
AIM V.I. Mid Cap Core Fund                              N/A             N/A              N/A
AIM V.I. Money Market Fund                            -3.90%           2.63%            2.87%
AIM V.I. New Technology Fund                         -54.79%            N/A           -50.03%
AIM V.I. Premier Equity Fund                         -20.05%           7.54%            7.99%
..

(With the Enhanced Death and Income Benefit Combination Rider II for Contracts issued on or after July 27, 2000)


Variable Sub-Account                                 One Year           5 Year       10 years or
                                                                                   Since Inception
AIM V.I. Aggressive Growth Fund                      -33.56%             N/A            -0.94%
AIM V.I. Balanced Fund                               -19.00%             N/A             0.69%
AIM V.I. Basic Value Fund                              N/A               N/A              N/A
AIM V.I. Blue Chip Fund                              -30.05%             N/A           -20.56%
AIM V.I. Capital Appreciation Fund                   -30.79%            3.70%            5.09%
AIM V.I. Capital Development Fund                    -15.68%             N/A             1.93%
AIM V.I. Core Equity Fund                            -30.35%            4.99%            6.92%
AIM V.I. Dent Demographic Trends Fund                -39.38%             N/A           -30.69%
AIM V.I. Diversified Income Fund                      -4.07%            0.65%            2.16%
AIM V.I. Global Utilities Fund                       -35.41%            3.61%            5.23%
AIM V.I. Government Securities Fund                   -1.26%            3.84%            3.45%
AIM V.I. Growth Fund                                 -41.35%            1.55%            3.65%
AIM V.I. High Yield Fund                             -12.61%             N/A            -9.80%
AIM V.I. International Growth Fund                   -31.04%           -0.87%            2.52%
AIM V.I. Mid Cap Core Fund                             N/A               N/A              N/A
AIM V.I. Money Market Fund                            -4.00%            2.53%            2.76%
AIM V.I. New Technology Fund                         -54.85%             N/A           -50.10%
AIM V.I. Premier Equity Fund                         -20.13%            7.43%            7.88%

*The inception dates of the Variable Sub-Accounts appear in the footnote to the first table under "Standardized Total Returns."

NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote rates of return that reflect changes in the values of each Variable Sub-Account's accumulation units. We may quote these "non-standardized total returns" on an annualized, cumulative, year by year or other basis. These rates of return take into account asset-based charges, such as the mortality and expense risk charge and administration charge. However, these rates of return do not reflect withdrawal charges, contract maintenance charges, or any taxes. Such charges, if reflected, would reduce the performance shown.

Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula:

                  Annualized Return = (l + r) l/n -1



                  Where r = cumulative rate of return for the period shown and n = number of years in the period


The method of computing annualized rates of return is similar to that for computing standardized performance, described above, except rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an accumulation unit.

Cumulative rates of return reflect the cumulative change in value of an accumulation unit over the period shown. Year-by-year rates of return reflect the change in value of an accumulation unit during the course of each year shown. We compute these returns by dividing the accumulation unit value at the end of each period shown, by the accumulation unit value at the beginning of that period, and subtracting one. We compute other total returns on a similar basis.

We may quote non-standardized total returns for 1, 3, 5, and 10 year periods, or period since inception of the Variable Sub-Account's operations, as well as other periods, such as "year to date" (prior calendar year end to the day stated in the advertisement); "year to most recent quarter" (prior to calendar year end to the end of the most recent quarter); the prior calendar year; and the "n" most recent calendar years.

The non standardized annualized total returns for the Variable Sub-Accounts for the period ended December 31, 2001 are set out below. The Contract was first offered for sale as of June 2, 1998. Certain of the Variable Sub-Accounts were available for investment prior to that date, Accordingly, the performance shown reflects the historical performance of the Variable Sub-Accounts, adjusted to reflect the current asset-based charges that apply to the Variable Sub-Accounts under the Contracts (but not the withdrawal charge, contract maintenance charge or taxes). No non-standardized annualized returns are shown for the Money Market
Variable Sub-Account.

Contracts with the Enhanced Death and Income Benefit Combination Rider II were first offered to the public on July 24, 2000. The Variable Sub-Accounts were available for investment prior to that date. Accordingly, performance figures for the Variable Sub-Accounts prior to that date reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current asset-based charges that apply to the Variable Sub-Accounts under the Contracts with the Enhanced Death and Income Benefit Combination Rider II, but not the withdrawal and contract maintenance charges.

Effective May 1, 2000, the AIM V.I. Telecommunications Fund changed its name to the AIM V.I. Telecommunications and Technology Fund, and in May 1, 2001, the
Fund changed its name to the AIM V.I. New Technology Fund, in each case, to reflect changes in its investment policies. Performance shown for the AIM V.I.
New Technology Variable Sub-Account is based on the performance of the Fund, which reflects the investment policies of the Fund in effect during the periods shown.

(Without the Enhanced Death Benefit Rider or the Enhanced Death and Income
Benefit Combination Rider or the Enhanced Death and Income
Benefit Combination II Rider)



Variable Sub-Account                                  One Year      5 Year       10 years or
                                                                                Since Inception

AIM V.I. Aggressive Growth Fund                      -26.88%          N/A           1.03%
AIM V.I. Balanced Fund                               -12.40%          N/A           2.60%
AIM V.I. Basic Value Fund                            N/A              N/A           N/A
AIM V.I. Blue Chip Fund                              -23.39%          N/A         -16.20%
AIM V.I. Capital Appreciation Fund                   -24.12%         4.84%          5.99%
AIM V.I. Capital Development Fund                    -9.10%           N/A           3.80%
AIM V.I. Core Equity Fund                            -23.68%         6.10%          7.79%
AIM V.I. Dent Demographic Trends Fund                -32.66%          N/A         -25.74%
AIM V.I. Diversified Income Fund                       2.45%         1.88%          3.12%
AIM V.I. Global Utilities Fund                       -28.72%         4.75%          6.12%
AIM V.I. Government Securities Fund                    5.24%         4.99%          4.39%
AIM V.I. Growth Fund                                 -34.61%         2.74%          4.57%
AIM V.I. High Yield Fund                              -6.04%         N/A           -7.38%
AIM V.I. International Growth Fund                   -24.37%         0.39%          3.46%
AIM V.I. Mid Cap Core Fund                               N/A         N/A            N/A
AIM V.I. Money Market Fund                             2.52%         3.71%          3.71%
AIM V.I. New Technology Fund                         -48.05%         N/A          -43.43%
AIM V.I. Premier Equity Fund                         -13.53%         8.49%          8.75%


*The inception dates of the Variable Sub-Accounts appear in the footnote to the first table under "Standardized Total Returns."

(With the Enhanced Death Benefit Rider)


Variable Sub-Account                                    One Year            5 Year       10 years or
                                                                                        Since Inception
AIM V.I. Aggressive Growth Fund                         -27.02%               N/A            0.83%
AIM V.I. Balanced Fund                                  -12.57%               N/A            2.39%
AIM V.I. Basic Value Fund                                 N/A                 N/A            N/A
AIM V.I. Blue Chip Fund                                 -23.55%               N/A          -16.37%
AIM V.I. Capital Appreciation Fund                      -24.28%              4.63%           5.78%
AIM V.I. Capital Development Fund                        -9.28%               N/A            3.59%
AIM V.I. Core Equity Fund                               -23.84%              5.89%           7.58%
AIM V.I. Dent Demographic Trends Fund                   -32.80%               N/A          -25.89%
AIM V.I. Diversified Income Fund                          2.25%              1.68%           2.91%
AIM V.I. Global Utilities Fund                          -28.86%              4.54%           5.91%
AIM V.I. Government Securities Fund                       5.03%              4.78%           4.18%
AIM V.I. Growth Fund                                    -34.74%              2.53%           4.36%
AIM V.I. High Yield Fund                                 -6.23%               N/A           -7.57%
AIM V.I. International Growth Fund                      -24.53%              0.19%           3.26%
AIM V.I. Mid Cap Core Fund                                N/A                 N/A             N/A
AIM V.I. Money Market Fund                                2.31%              3.50%           3.50%
AIM V.I. New Technology Fund                            -48.15%               N/A          -43.54%
AIM V.I. Premier Equity Fund                            -13.70%              8.27%           8.53%

*The inception dates of the Variable Sub-Accounts appear in the footnote to the first table under "Standardized Total Returns."

(With the Enhanced Death and Income Benefit Combination Rider for Contracts issued before July 27, 2000)

Variable Sub-Account                                    One Year            5 Year       10 years or
                                                                                        Since Inception
AIM V.I. Aggressive Growth Fund                      -27.17%                 N/A             0.62%
AIM V.I. Balanced Fund                               -12.75%                 N/A             2.19%
AIM V.I. Basic Value Fund                               N/A                  N/A              N/A
AIM V.I. Blue Chip Fund                              -23.70%                 N/A           -16.54%
AIM V.I. Capital Appreciation Fund                   -24.43%                4.42%            5.57%
AIM V.I. Capital Development Fund                     -9.46%                 N/A             3.39%
AIM V.I. Core Equity Fund                            -23.99%                5.67%            7.36%
AIM V.I. Dent Demographic Trends Fund                -32.93%                 N/A           -26.03%
AIM V.I. Diversified Income Fund                       2.04%                1.47%            2.71%
AIM V.I. Global Utilities Fund                       -29.01%                4.33%            5.70%
AIM V.I. Government Securities Fund                    4.82%                4.57%            3.97%
AIM V.I. Growth Fund                                 -34.88%                2.33%            4.15%
AIM V.I. High Yield Fund                              -6.42%                 N/A            -7.75%
AIM V.I. International Growth Fund                   -24.68%              - 0.01%            3.05%
AIM V.I. Mid Cap Core Fund                              N/A                  N/A               N/A
AIM V.I. Money Market Fund                            -2.11%                3.29%            3.30%
AIM V.I. New Technology Fund                         -48.26%                 N/A           -43.65%
AIM V.I. Premier Equity Fund                         -13.87%                8.05%            8.31%

*The inception dates of the Variable Sub-Accounts appear in the footnote to the first table under "Standardized Total Returns."

(With the Enhanced Death and Income Benefit Combination Rider II for Contracts issued on or after July 27, 2000)

Variable Sub-Account                                    One Year            5 Year       10 years or
                                                                                      Since Inception
AIM V.I. Aggressive Growth Fund                      -27.24%                 N/A            0.52%
AIM V.I. Balanced Fund                               -12.84%                 N/A            2.09%
AIM V.I. Basic Value Fund                              N/A                   N/A             N/A
AIM V.I. Blue Chip Fund                              -23.78%                 N/A          -16.62%
AIM V.I. Capital Appreciation Fund                   -24.51%                4.32%           5.46%
AIM V.I. Capital Development Fund                      -9.55%                N/A            3.28%
AIM V.I. Core Equity Fund                            -24.07%                5.57%           7.25%
AIM V.I. Dent Demographic Trends Fund                -33.00%                 N/A          -26.11%
AIM V.I. Diversified Income Fund                       1.94%                1.37%           2.61%
AIM V.I. Global Utilities Fund                       -29.08%                4.23%           5.59%
AIM V.I. Government Securities Fund                    4.72%                4.46%           3.87%
AIM V.I. Growth Fund                                 -34.94%                2.23%           4.05%
AIM V.I. High Yield Fund                              -6.51%                 N/A           -7.84%
AIM V.I. International Growth Fund                   -24.75%              - 0.11%           2.95%
AIM V.I. Mid Cap Core Fund                              N/A                  N/A             N/A
AIM V.I. Money Market Fund                             2.00%                3.19%           3.19%
AIM V.I. New Technology Fund                         -48.31%                 N/A          -43.71%
AIM V.I. Premier Equity Fund                         -13.96%                7.94%           8.21%



*The inception dates of the Variable Sub-Accounts appear in the footnote to the first table under "Standardized Total Returns."


ADJUSTED HISTORICAL TOTAL RETURNS

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We will calculate such "adjusted historical total returns" using the historical performance of the underlying
Funds and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract, the contract maintenance charge, and the appropriate withdrawal charge.

The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 2001 are set out below. No adjusted historical total returns are shown for the AIM V.I. Money Market Variable Sub-Account.

Effective May 1, 2000, the AIM V.I. Telecommunications Fund changed its name to the AIM V.I. Telecommunications and Technology Fund, and in May 1, 2001, the
Fund changed its name to the AIM V.I. New Technology Fund, in each case, to reflect changes in its investment policies. Performance shown for the AIM V.I.
New Technology Variable Sub-Account is based on the performance of the Fund, which reflects the investment policies of the Fund in effect during the periods shown.

(Without the Enhanced Death Benefit Rider or the Enhanced Death and Income
Benefit Combination Rider or the Enhanced Death and Income
Benefit Combination II Rider)*

Variable Sub-Account                                    One Year            5 Year       10 years or
                                                                                        Since Inception
AIM V.I. Aggressive Growth Fund                      -33.19%                  N/A           -0.42%
AIM V.I. Balanced Fund                               -18.56%                  N/A           -1.52%
AIM V.I. Basic Value Fund                               N/A                   N/A             N/A
AIM V.I. Blue Chip Fund                              -29.67%                  N/A          -19.92%
AIM V.I. Capital Appreciation Fund                   -30.41%                 4.24%          10.47%
AIM V.I. Capital Development Fund                    -15.22%                  N/A            2.47%
AIM V.I. Core Equity Fund                            -29.96%                 5.53%          10.08%
AIM V.I. Dent Demographic Trends Fund                -39.04%                  N/A          -29.90%
AIM V.I. Diversified Income Fund                      -3.55%                 1.18%           3.82%
AIM V.I. Global Utilities Fund                       -35.05%                 4.15%           7.02%
AIM V.I. Government Securities Fund                  - 0.73%                 4.38%           4.26%
AIM V.I. Growth Fund                                 -41.00%                 2.08%           7.57%
AIM V.I. High Yield Fund                             -12.13%                  N/A           -9.30%
AIM V.I. International Growth Fund                   -30.66%               - 0.35%           5.62%
AIM V.I. Mid Cap Core Fund                              N/A                   N/A             N/A
AIM V.I. Money Market Fund                            -3.48%                 3.06%           3.40%
AIM V.I. New Technology Fund                         -54.58%                -2.57%           5.19%
AIM V.I. Premier Equity Fund                         -19.70%                 7.98%          12.11%
* The inception dates of the Funds corresponding to the Variable Sub-Accounts are as follows:

          AIM V.I. Aggressive Growth Fund                    May 1, 1998
          AIM V.I. Balanced Fund                             May 1, 1998
          AIM V.I. Blue Chip                                 December 29, 1999
          AIM V.I. Capital Appreciation Fund                 May 5, 1993
          AIM V.I. Capital Development Fund                  May 1, 1998
          AIM V.I. Dent Demographics                         December 29, 1999
          AIM V.I. Diversified Income Fund                   May 5, 1993
          AIM V.I. Global Utilities Fund                     May 2, 1994
          AIM V.I. Government Securities Fund                May 5, 1993
          AIM V.I. Growth Fund                               May 5, 1993
          AIM V.I. Growth & Income Fund                      May 2, 1994
          AIM V.I. High Yield Fund                           May 1, 1998
          AIM V.I. International Equity Fund                 May 5, 1993
          AIM V.I. New Technology Fund**                     October 18, 1993
          AIM V.I. Value Fund                                May 5, 1993

** Prior to October 15, 1999, the New Technology Fund was a series of GT Global
Variable Investment Trust.

(With the Enhanced Death Benefit Rider)*

Variable Sub-Account                                 One Year            5 Year       10 years or
                                                                                       Since Inception
AIM V.I. Aggressive Growth Fund                      -33.34%               N/A           -0.63%
AIM V.I. Balanced Fund                               -18.73%               N/A            1.01%
AIM V.I. Basic Value Fund                              N/A                 N/A            N/A
AIM V.I. Blue Chip Fund                              -29.82%               N/A          -20.10%
AIM V.I. Capital Appreciation Fund                   -30.56%              4.03%          10.25%
AIM V.I. Capital Development Fund                    -15.40%               N/A            2.26%
AIM V.I. Core Equity Fund                            -30.12%              5.32%           9.86%
AIM V.I. Dent Demographic Trends Fund                -39.17%               N/A          -30.06%
AIM V.I. Diversified Income Fund                      -3.76%              0.97%           3.61%
AIM V.I. Global Utilities Fund                       -35.20%              3.94%           6.80%
AIM V.I. Government Securities Fund                  - 0.94%              4.16%           4.05%
AIM V.I. Growth Fund                                 -41.14%              1.87%           7.35%
AIM V.I. High Yield Fund                             -12.32%               N/A           -9.50%
AIM V.I. International Growth Fund                   -30.81%             -0.56%           5.41%
AIM V.I. Mid Cap Core Fund                              N/A                N/A             N/A
AIM V.I. Money Market Fund                            -3.69%              2.85%           3.19%
AIM V.I. New Technology Fund                         -54.69%             -2.77%           4.98%
AIM V.I. Premier Equity Fund                         -19.87%              7.76%          11.89%
* The inception dates for the Funds appear in the footnote to the preceding table.
** Prior to October 15, 1999, the New Technology Fund was a series of GT Global
Variable Investment Trust. (With the Enhanced Death and Income Benefit
Combination Rider (for Contracts issued before July 27, 2000))

Variable Sub-Account                                 One Year           5 Year          10 years or
                                                                                      Since Inception
AIM V.I. Aggressive Growth Fund                      -33.48%              N/A                -0.84%
AIM V.I. Balanced Fund                               -18.91%              N/A                 0.80%
AIM V.I. Basic Value Fund                               N/A               N/A                  N/A
AIM V.I. Blue Chip Fund                              -29.98%              N/A               -20.27%
AIM V.I. Capital Appreciation Fund                   -30.72%              3.81%              10.03%
AIM V.I. Capital Development Fund                    -15.59%              N/A                 2.04%
AIM V.I. Core Equity Fund                            -30.27%              5.10%               9.64%
AIM V.I. Dent Demographic Trends Fund                -39.31%              N/A               -30.22%
AIM V.I. Diversified Income Fund                      -3.97%              0.76%               3.41%
AIM V.I. Global Utilities Fund                       -35.34%              3.72%               6.59%
AIM V.I. Government Securities Fund                  - 1.16%              3.95%               3.84%
AIM V.I. Growth Fund                                 -41.27%              1.66%               7.14%
AIM V.I. High Yield Fund                             -12.51%              N/A                -9.70%
AIM V.I. International Growth Fund                   -30.97%             -0.76%               5.20%
AIM V.I. Mid Cap Core Fund                              N/A               N/A                  N/A
AIM V.I. Money Market Fund                            -3.90%              2.63%               2.98%
AIM V.I. New Technology Fund                         -54.79%             -2.98%              -4.77%
AIM V.I. Premier Equity Fund                         -20.05%              7.54%              11.66%


* The inception dates for the Funds appear in the footnote to the first table under "Adjusted Historical Total Returns."

** Prior to October 15, 1999, the New Technology Fund was a series of GT Global
Variable Investment Trust.


(With the Enhanced Death and Income Benefit Combination II Rider (for Contracts issued on or after July 27, 2000))*

Variable Sub-Account                                    One Year            5 Year       10 years or
                                                                                       Since Inception
AIM V.I. Aggressive Growth Fund                      -33.56%                  N/A           -0.94%
AIM V.I. Balanced Fund                               -19.00%                  N/A            0.69%
AIM V.I. Basic Value Fund                               N/A                   N/A             N/A
AIM V.I. Blue Chip Fund                              -30.05%                  N/A          -20.36%
AIM V.I. Capital Appreciation Fund                   -30.79%                 3.70%           9.92%
AIM V.I. Capital Development Fund                    -15.68%                  N/A            1.93%
AIM V.I. Core Equity Fund                            -30.35%                 4.99%           9.53%
AIM V.I. Dent Demographic Trends Fund                -39.38%                  N/A          -30.29%
AIM V.I. Diversified Income Fund                      -4.07%                 0.65%           3.30%
AIM V.I. Global Utilities Fund                       -35.41%                 3.61%           6.48%
AIM V.I. Government Securities Fund                  - 1.26%                 3.84%           3.74%
AIM V.I. Growth Fund                                 -41.34%                 1.55%           7.03%
AIM V.I. High Yield Fund                             -12.61%                  N/A           -9.80%
AIM V.I. International Growth Fund                   -31.04%                -0.87%           5.09%
AIM V.I. Mid Cap Core Fund                              N/A                   N/A             N/A
AIM V.I. Money Market Fund                            -4.00%                 2.53%           2.88%
AIM V.I. New Technology Fund                         -54.85%                -3.08%           4.67%
AIM V.I. Premier Equity Fund                         -20.13%                 7.43%          11.55%



* The inception dates for the Funds appear in the footnote to the first table under "Adjusted Historical Total Returns."

** Prior to October 15, 1999, the New Technology Fund was a series of GT Global Variable Investment Trust.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Fund shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Sub-account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

     (A) is the sum of:

          (1) the net asset value per share of the Fund underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

          (2) the per share amount of any dividend or capital gain distributions made by the Fund underlying the Variable Sub-Account during the current Valuation Period;

     (B) is the net asset value per share of the Fund underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

     (C) is the annualized mortality and expense risk and administrative expense charges divided by 365 and then multiplied by the number of calendar days in the current Valuation Period.


CALCULATION OF VARIABLE INCOME PAYMENTS



We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Fund in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

..    multiplying the Annuity Unit Value at the end of the immediately preceding
     Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

..    dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.


GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.



SETTLEMENTS

We may require that your Contract be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Fund shares held by each of the Variable Sub-Accounts.

The Funds do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Funds.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS

The financial statements of Glenbrook as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and related financial statement schedule that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The financial statements of the Variable Account as of December 31, 2001 and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is, Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, Illinois 60601.

FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2001 and for the periods in the two years then ended, the financial statements of Glenbrook as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, and the related financial statement schedule of Glenbrook, and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and schedule of Glenbrook included herein should be considered only as bearing upon the ability of Glenbrook to meet its obligations under the Contacts.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
GLENBROOK LIFE AND ANNUITY COMPANY:

--------------------------------------------------------------------------------

We have audited the accompanying Statements of Financial Position of Glenbrook Life and Annuity Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2001 and 2000, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2001. Our audits also included Schedule IV--Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV--Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 20, 2002

                       GLENBROOK LIFE AND ANNUITY COMPANY

               STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2001       2000       1999
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
REVENUES
  Net investment income.....................................  $10,715    $10,808    $ 6,579
  Realized capital gains and losses.........................      435        419        312
                                                              -------    -------    -------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE............   11,150     11,227      6,891
Income Tax Expense..........................................    3,896      3,925      2,382
                                                              -------    -------    -------
NET INCOME..................................................    7,254      7,302      4,509
                                                              -------    -------    -------
OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
  Change in unrealized net capital gains and losses.........    1,633      3,603     (5,286)
                                                              -------    -------    -------
COMPREHENSIVE INCOME (LOSS).................................  $ 8,887    $10,905    $  (777)
                                                              =======    =======    =======

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY

                        STATEMENTS OF FINANCIAL POSITION

                                                                    DECEMBER 31,
                                                              -------------------------
                                                                 2001          2000
                                                              -----------   -----------
                                                              (IN THOUSANDS, EXCEPT PAR
                                                                     VALUE DATA)
ASSETS
Investments
  Fixed income securities, at fair value (amortized cost
   $154,154 and $139,819)...................................  $  160,974    $  144,127
  Short-term................................................       6,592         3,085
                                                              ----------    ----------
  Total investments.........................................     167,566       147,212
Cash........................................................          --        13,500
Reinsurance recoverable from Allstate Life Insurance
  Company, net..............................................   5,378,036     4,702,940
Other assets................................................       3,404         3,391
Separate Accounts...........................................   1,547,953     1,740,328
                                                              ----------    ----------
      TOTAL ASSETS..........................................  $7,096,959    $6,607,371
                                                              ==========    ==========
LIABILITIES
Contractholder funds........................................  $5,370,475    $4,696,846
Reserve for life-contingent contract benefits...............       7,561         6,094
Current income taxes payable................................       3,844         3,729
Deferred income taxes.......................................       2,610         1,842
Payable to affiliates, net..................................       2,198         5,101
Separate Accounts...........................................   1,547,953     1,740,328
                                                              ----------    ----------
      TOTAL LIABILITIES.....................................   6,934,641     6,453,940
                                                              ----------    ----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $500 par value, 10,000 shares authorized,
  5,000 shares issued and outstanding.......................       2,500         2,500
Additional capital paid-in..................................     119,241       119,241
Retained income.............................................      36,144        28,890
Accumulated other comprehensive income:
  Unrealized net capital gains and losses...................       4,433         2,800
                                                              ----------    ----------
      Total accumulated other comprehensive income..........       4,433         2,800
                                                              ----------    ----------
      TOTAL SHAREHOLDER'S EQUITY............................     162,318       153,431
                                                              ----------    ----------
      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY............  $7,096,959    $6,607,371
                                                              ==========    ==========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY

                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2001       2000       1999
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
COMMON STOCK
Balance, beginning of year..................................  $  2,500   $  2,500   $  2,100
Issuance of stock...........................................        --         --        400
                                                              --------   --------   --------
Balance, end of year........................................     2,500      2,500      2,500
                                                              --------   --------   --------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year..................................   119,241    119,241     69,641
Capital contribution........................................        --         --     49,600
                                                              --------   --------   --------
Balance, end of year........................................   119,241    119,241    119,241
                                                              --------   --------   --------
RETAINED INCOME
Balance, beginning of year..................................    28,890     21,588     17,079
Net income..................................................     7,254      7,302      4,509
                                                              --------   --------   --------
Balance, end of year........................................    36,144     28,890     21,588
                                                              --------   --------   --------
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance, beginning of year..................................     2,800       (803)     4,483
Change in unrealized net capital gains and losses...........     1,633      3,603     (5,286)
                                                              --------   --------   --------
Balance, end of year........................................     4,433      2,800       (803)
                                                              --------   --------   --------
    TOTAL SHAREHOLDER'S EQUITY..............................  $162,318   $153,431   $142,526
                                                              ========   ========   ========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY

                            STATEMENTS OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2001       2000       1999
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $  7,254   $  7,302   $  4,509
Adjustments to reconcile net income to net cash provided by
 operating activities
    Amortization and other non-cash items...................       (77)      (468)       (65)
    Realized capital gains and losses.......................      (435)      (419)      (312)
    Changes in:
      Income taxes payable..................................         4      1,563        235
      Payable to affiliates, net............................    (2,903)       979        539
      Other operating assets and liabilities................    (1,491)      (725)      (275)
                                                              --------   --------   --------
    Net cash provided by operating activities...............     2,352      8,232      4,631
                                                              --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
  Proceeds from sales.......................................    14,535     20,682      9,049
  Investment collections....................................     9,553      3,163      4,945
  Investments purchases.....................................   (36,433)   (68,967)   (20,328)
Change in short-term investments, net.......................    (3,507)    50,381    (48,288)
                                                              --------   --------   --------
    Net cash (used in) provided by investing activities.....   (15,852)     5,259    (54,622)
                                                              --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock......................        --         --        400
Capital contribution........................................        --         --     49,600
                                                              --------   --------   --------
    Net cash provided by financing activities...............        --         --     50,000
                                                              --------   --------   --------

NET (DECREASE) INCREASE IN CASH.............................   (13,500)    13,491          9
CASH AT BEGINNING OF YEAR...................................    13,500          9         --
                                                              --------   --------   --------
CASH AT END OF YEAR.........................................  $     --   $ 13,500   $      9
                                                              ========   ========   ========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS

1.  GENERAL

BASIS OF PRESENTATION
The accompanying financial statements include the accounts of Glenbrook Life and Annuity Company ("Glenbrook Life" or the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

To conform with the 2001 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

NATURE OF OPERATIONS
Glenbrook Life, a single segment entity, markets a diversified group of products to meet consumers' lifetime needs in the areas of protection and retirement solutions through financial services firms. These products include interest-sensitive life including single premium life and variable life; fixed annuities including market value adjusted annuities and equity-indexed annuities; immediate annuities; and variable annuities. ALFS, Inc. ("ALFS") is the principal underwriter for certain Glenbrook Life products, such as variable life, variable annuities and market value adjusted annuities. ALFS is a wholly owned subsidiary of ALIC and is a registered broker-dealer under the Securities Exchange Act of 1934.

In 2001, substantially all of the Company's statutory premiums and deposits were from annuities. Statutory premiums and deposits is a measure used by management to analyze sales trends. Statutory premiums and deposits includes premiums and annuity considerations determined in conformity with statutory accounting practices prescribed or permitted by the insurance regulatory authorities of the state of Arizona, and all other funds received from customers on deposit-type products which are treated as liabilities. The statutory accounting practices differ in certain, material aspects from GAAP.

Annuity contracts and life insurance policies issued by the Company are subject to discretionary surrender or withdrawal by customers, subject to applicable surrender charges. These policies and contracts are reinsured with ALIC (see
Note 3), which invests premiums and deposits to provide cash flows that will be used to fund future benefits and expenses.

The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation presents an increased level of competition for sales of the Company's products. Furthermore, under current U.S. tax law and regulations, deferred and immediate annuities and life insurance, including interest-sensitive products, receive favorable tax treatment. Any legislative or regulatory changes that adversely alter this treatment are likely to negatively affect demand for these products. In addition, recent changes in the federal estate tax laws will affect the demand for the types of life insurance used in estate planning

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by: 1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and 2) increasing competition in the capital markets.

Although the Company currently benefits from agreements with financial services entities who market and distribute its products, change in control or other factors of these non-affiliated entities with which the Company has alliances could negatively impact the Company's sales.

The Company is authorized to sell life and investment products in all states except New York, as well as in the District of Columbia. The top geographic locations for statutory premiums and deposits for the Company were California, Texas, Pennsylvania, Florida, Illinois, New Jersey, and Michigan for the year ended December 31, 2001. No other jurisdiction accounted for more than 5% of statutory premiums and deposits. All premiums and deposits are ceded to ALIC under reinsurance agreements.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of exchange traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-exchange traded fixed income securities is based on either independent third party pricing sources or widely accepted pricing valuation models which utilize internally developed ratings and independent third party data as inputs. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of Accumulated other comprehensive income. Short-term investments are carried at cost or amortized cost, which approximates fair value.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS

Investment income consists primarily of interest. Interest is recognized on an accrual basis. Interest income on mortgage-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

Realized capital gains and losses are determined on a specific identification basis. They include gains and losses on portfolio trading and write-downs in value due to other than temporary declines in fair value.

The Company monitors its fixed income portfolios for ratings changes or other events that may result in declines in value that are other than temporary. Factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the duration for and extent to which the fair value has been less than cost; and
3) the financial condition and near-term prospects of the issuer.

REINSURANCE RECOVERABLE
The Company has reinsurance agreements whereby all contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC (see Note 3). Such amounts are reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. Reinsurance does not extinguish the Company's primary liability under the policies written.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period in which premiums are collected. Gross premiums in excess of the net premium on immediate annuities with life contingencies are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenues so as to result in the recognition of profits over the life of the policy.

Interest-sensitive life contracts, such as single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to contractholder funds. Contract charges consists of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and surrender charges. These revenues are recognized when levied against the account balance. Contract benefits include life-contingent benefit payments in excess of the reserves held.

Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for contract administration and surrender charges. These revenues are recognized when levied against the contractholder account balance.

Interest credited to contractholders' funds represents contractual interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions. Crediting rates for indexed annuities are based on an interest rate index, such as LIBOR or an equity index, such as S&P 500.

Separate Accounts products include variable annuity and variable life. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. Contract charges for these contracts consist of fees assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders. Contract benefits incurred for Separate Accounts include, for example, guaranteed minimum death benefits paid on variable annuity contracts.

All contract charges, contract benefits and interest credited are reinsured.

INCOME TAXES
The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS

and losses on fixed income securities carried at fair value and differences in the tax bases of investments.

SEPARATE ACCOUNTS
The Company issues variable annuities and variable life contracts, the assets and liabilities of which are legally segregated and reflected as Separate Accounts. The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's statements of operations. Revenues to the Company from the Separate Accounts consist of contract maintenance and administration fees and mortality, surrender and expense charges and are ceded to ALIC.

Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated objectives.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS
The reserve for life-contingent contract benefits, which relates to immediate annuities with life contingencies, is computed on the basis of assumptions as to future investment yields, mortality, terminations and expenses. These assumptions include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6.

CONTRACTHOLDER FUNDS
Contractholder funds arise from the issuance of interest-sensitive life policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges, and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 6.

USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

PENDING ACCOUNTING STANDARDS
In June 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard ("SFAS") No. 142, "Goodwill and other Intangible Assets", which eliminates the requirement to amortize goodwill, and requires that goodwill and separately identified intangible assets with indefinite lives be evaluated for impairment on an annual basis (or more frequently if impairment indicators arise) on a fair value as opposed to an undiscounted basis. SFAS No. 142 is effective January 1, 2002. A transitional goodwill impairment test is required to be completed within the first six months of adoption with any resulting impairment charge recognized as the cumulative effect of a change in accounting principle in the statement of operations. The adoption of SFAS No. 142 is not expected to have a material impact on either the financial position or results of operations of the Company.

In December 2001, the Accounting Standards Executive Committee ("AcSEC") issued Statement of Position ("SOP") 01-6, "Accounting by Certain Entities (Including Entities With Trade Receivables) That Lend to or Finance the Activities of Others", which is effective for interim and annual financial statements issued for the fiscal year beginning after December 15, 2001. The SOP conforms accounting and financial reporting practices for certain lending and financing activities, eliminating various specialized accounting practices that developed from the issuance of AICPA finance company, bank, and credit union audit guides. The SOP also explicitly incorporates lending and financing activities of insurance companies within its scope. The Company's adoption of SOP 01-6 is not expected to have a material effect on the results of operations or financial position.

3.  RELATED PARTY TRANSACTIONS

REINSURANCE
The Company has reinsurance agreements whereby all contract charges, interest credited to contractholders' funds, contract benefits and certain expenses are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS

The following table summarizes amounts that were ceded to ALIC under reinsurance agreements:

                                                 YEAR ENDED DECEMBER 31,
                                               2001        2000        1999
(IN THOUSANDS)                               --------    --------    --------
Contract charges                             $ 31,771    $ 37,965    $ 27,175
Interest credited to contractholders'
 funds, contract benefits and certain
 expenses                                     384,825     331,220     253,945

BUSINESS OPERATIONS
The Company utilizes services performed by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $48.6 million, $48.6 million and $26.6 million in 2001, 2000 and 1999, respectively. Of these costs, the Company retains investment related expenses. All other costs are ceded to ALIC under reinsurance agreements.

INCOME TAXES
The Company is a party to a federal income tax allocation agreement with the Corporation (Note 9).

DEBT
The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. No amounts were outstanding for the Company under the intercompany loan agreement at December 31, 2001 and 2000, respectively.

4.  INVESTMENTS

FAIR VALUES
The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                           GROSS
                                                        UNREALIZED
                                           AMORTIZED  ---------------    FAIR
          AT DECEMBER 31, 2001               COST     GAINS   LOSSES    VALUE
          --------------------             ---------  ------  -------  --------
(IN THOUSANDS)
U.S. government and agencies               $ 44,832   $2,508  $   (24) $ 47,316
Municipal                                     1,400       --       (3)    1,397
Corporate                                    75,425    3,532     (650)   78,307
Foreign government                              415       20       --       435
Mortgage-backed securities                   32,082    1,447      (10)   33,519
                                           --------   ------  -------  --------
  Total fixed income securities            $154,154   $7,507  $  (687) $160,974
                                           ========   ======  =======  ========

          AT DECEMBER 31, 2000
          --------------------
U.S. government and agencies               $ 13,210   $2,376  $    --  $ 15,586
Municipal                                     1,400       --      (38)    1,362
Corporate                                    82,269    2,092   (1,167)   83,194
Foreign government                              256       24       --       280
Mortgage-backed securities                   42,684    1,081      (60)   43,705
                                           --------   ------  -------  --------
  Total fixed income securities            $139,819   $5,573  $(1,265) $144,127
                                           ========   ======  =======  ========

SCHEDULED MATURITIES
The scheduled maturities for fixed income securities are as follows at December 31, 2001:

                                                             AMORTIZED    FAIR
                                                               COST      VALUE
(IN THOUSANDS)                                               ---------  --------
Due in one year or less                                      $  6,728   $  6,865
Due after one year through five years                          50,006     52,447
Due after five years through ten years                         47,974     48,868
Due after ten years                                            17,364     19,275
                                                             --------   --------
                                                              122,072    127,455
Mortgage-backed securities                                     32,082     33,519
                                                             --------   --------
  Total                                                      $154,154   $160,974
                                                             ========   ========

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

NET INVESTMENT INCOME

               YEAR ENDED DECEMBER 31,                   2001     2000     1999
               -----------------------                  -------  -------  ------
(IN THOUSANDS)
Fixed income securities                                 $10,566  $10,317  $6,458
Short-term investments                                      409      587     230
                                                        -------  -------  ------
  Investment income, before expense                      10,975   10,904   6,688
  Investment expense                                        260       96     109
                                                        -------  -------  ------
  Net investment income                                 $10,715  $10,808  $6,579
                                                        =======  =======  ======

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX

                   YEAR ENDED DECEMBER 31,                     2001   2000   1999
                   -----------------------                     -----  -----  -----
(IN THOUSANDS)
Fixed income securities                                        $ 435  $ 419  $ 312
Income taxes                                                    (152)  (147)  (109)
                                                               -----  -----  -----
Realized capital gains and losses, after tax                   $ 283  $ 272  $ 203
                                                               =====  =====  =====

Excluding calls and prepayments, gross gains of $636 thousand, $807 thousand and $370 thousand were realized on sales of fixed income securities during 2001, 2000 and 1999, respectively, and gross losses of $201 thousand, $388 thousand, and $58 thousand were realized on sales of fixed income securities during 2001, 2000 and 1999, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES
Unrealized net capital gains and losses on fixed income securities included in shareholder's equity at December 31, 2001 are as follows:

                                                          GROSS
                                                        UNREALIZED
                                 AMORTIZED    FAIR    --------------  UNREALIZED
                                   COST      VALUE    GAINS   LOSSES  NET GAINS
(IN THOUSANDS)                   ---------  --------  ------  ------  ----------
Fixed income securities          $154,154   $160,974  $7,507  $(687)   $ 6,820
                                 ========   ========  ======  =====
Deferred income taxes                                                   (2,387)
                                                                       -------
Unrealized net capital gains
 and losses                                                            $ 4,433
                                                                       =======

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

               YEAR ENDED DECEMBER 31,                  2001    2000     1999
               -----------------------                 ------  -------  -------
(IN THOUSANDS)
Fixed income securities                                $2,512  $ 5,544  $(8,134)
Deferred income taxes                                    (879)  (1,941)   2,848
                                                       ------  -------  -------
Increase (decrease) in unrealized net capital gains
 and losses                                            $1,633  $ 3,603  $(5,286)
                                                       ======  =======  =======

SECURITIES ON DEPOSIT
At December 31, 2001, fixed income securities with a carrying value of $9.3 million were on deposit with regulatory authorities as required by law.

5.  FINANCIAL INSTRUMENTS
In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverable and deferred income taxes) and liabilities (including interest-sensitive life insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash, are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS
The carrying value and fair value of financial assets at December 31, are as follows:

                                          2001                    2000
                                 ----------------------  ----------------------
                                  CARRYING      FAIR      CARRYING      FAIR
                                   VALUE       VALUE       VALUE       VALUE
(IN THOUSANDS)                   ----------  ----------  ----------  ----------
Fixed income securities
                                 $  160,974  $  160,974  $  144,127  $  144,127
Short-term investments                6,592       6,592       3,085       3,085
Separate Accounts                 1,547,953   1,547,953   1,740,328   1,740,328

Fair values for exchange traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-exchange traded fixed income securities is based on either independent third party pricing sources or widely accepted pricing valuation models which utilize internally developed ratings and independent third party data as inputs. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value are deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES
The carrying value and fair value of financial liabilities at December 31, are as follows:

                                          2001                    2000
                                 ----------------------  ----------------------
                                  CARRYING      FAIR      CARRYING      FAIR
                                   VALUE       VALUE       VALUE       VALUE
(IN THOUSANDS)                   ----------  ----------  ----------  ----------
Contractholder funds on
 investment contracts            $5,332,632  $5,086,856  $4,694,695  $4,467,866
Separate Accounts                 1,547,953   1,547,953   1,740,328   1,740,328

Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts and certain other contractholder liabilities are not considered to be financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities and immediate annuities without

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS

life contingencies are valued at the account balance less surrender charges. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Equity-indexed deferred annuity contracts' fair value approximates carrying value since the embedded equity options are carried at market value in the consolidated financial statements. Separate Accounts liabilities are carried at the fair value of the underlying assets.

6. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS Reserves for life-contingent contract benefits consist of immediate annuities with life contingencies. The assumptions for mortality generally utilized in calculating reserves include the 1983 group annuity mortality table. Interest rate assumptions vary from 3.0% to 7.7%. Other estimation methods used include the present value of contractually fixed future benefits.

Premium deficiency reserves are established, if necessary, for the immediate annuity business, to the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized. The Company did not have a premium deficiency reserve at December 31, 2001 and 2000.

At December 31, Contractholder funds consists of the following:

                                                            2001        2000
(IN THOUSANDS)                                           ----------  ----------
Interest-sensitive life                                  $   67,555  $   27,997
Fixed annuities:
  Immediate annuities                                        24,123      20,577
  Deferred annuities                                      5,278,797   4,648,272
                                                         ----------  ----------
  Total Contractholder funds                             $5,370,475  $4,696,846
                                                         ==========  ==========

Contractholder funds are equal to deposits received and interest credited for the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Interest rates credited range from 4.3% to 7.1% for interest-sensitive life contracts; 3.2% to 7.3% for immediate annuities and 0% to 9.0% for deferred annuities. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and,
ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Less than 1% of deferred annuities are subject to a market value adjustment.

7.  THIRD PARTY ADMINISTRATION AGREEMENT
On July 18, 2001, the Company entered into an administrative services agreement with American Maturity Life Insurance Company ("American Maturity"), which was effective as of January 2, 2001, to administer certain blocks of annuities that American Maturity reinsures to ALIC. Pursuant to the terms of the agreement, the Company is to provide insurance contract administration and financial services for all contracts covered under the reinsurance agreement. The administrative services agreement can be terminated by either the Company or American Maturity upon mutual consent or as otherwise provided for in the terms of the agreement. All administrative fees earned and administrative expenses incurred are ceded to ALIC in accordance with reinsurance agreements.

8.  COMMITMENTS AND CONTINGENT LIABILITIES

REGULATION AND LEGAL PROCEEDINGS
The Company's business is subject to the effects of a changing social, economic and regulatory environment. State and federal regulatory initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance businesses, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and the overall expansion of regulation. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

From time to time the Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, in one or more of these actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds have been immaterial and are ceded to ALIC under reinsurance agreements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS

9.  INCOME TAXES
For 1996, the Company filed a separate federal income tax return. Beginning in 1997, the Company joined the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and detriments related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

The components of the deferred income tax liabilities at December 31, are as follows:

                                                                  2001    2000
(IN THOUSANDS)                                                   ------  ------
DEFERRED LIABILITIES
Unrealized net capital gains                                     $2,387  $1,508
Difference in tax bases of investments                              223     334
                                                                 ------  ------
  Total deferred liabilities                                     $2,610  $1,842
                                                                 ======  ======

The components of income tax expense for the year ended December 31, are as follows:

                                                          2001    2000    1999
(IN THOUSANDS)                                           ------  ------  ------
Current                                                  $4,008  $3,730  $2,326
Deferred                                                   (112)    195      56
                                                         ------  ------  ------
  Total income tax expense                               $3,896  $3,925  $2,382
                                                         ======  ======  ======

The Company paid income taxes of $3.9 million, $2.4 million and $2.1 million in 2001, 2000 and 1999, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                                            2001   2000   1999
                                                            -----  -----  -----
Statutory federal income tax rate                           35.0%  35.0%  35.0%
Other                                                       (0.1)    --   (0.4)
                                                            ----   ----   ----
Effective income tax rate                                   34.9%  35.0%  34.6%
                                                            ====   ====   ====

10.  STATUTORY FINANCIAL INFORMATION
The following table reconciles Net income for the year ended December 31, and Shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of the Company, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                               SHAREHOLDER'S
                                           NET INCOME              EQUITY
                                     ----------------------  ------------------
                                      2001    2000    1999     2001      2000
(IN THOUSANDS)                       ------  ------  ------  --------  --------
Balance per GAAP                     $7,254  $7,302  $4,509  $162,318  $153,431
Unrealized gain/loss on fixed
 income securities                       --      --      --    (6,820)   (4,308)
Deferred income taxes                   (65)   (554)   (164)      269        22
Employee benefits                       (31)     (1)      1       216       180
Reserves and non-admitted assets       (150)   (197)   (165)   (7,699)     (290)
Other                                   (24)     47      (2)    5,757    (1,954)
                                     ------  ------  ------  --------  --------
Balance per statutory accounting
 practices                           $6,984  $6,597  $4,179  $154,041  $147,081
                                     ======  ======  ======  ========  ========

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the State of Arizona. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

Effective January 1, 2001, the State of Arizona required insurance companies domiciled in its state to prepare statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual--Version effective January 1, 2001 ("codification") subject to any deviations prescribed or permitted by the State of Arizona insurance commissioner.

Accounting changes adopted to conform to the provisions of codification are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. The Company reported a decrease to surplus of $463 thousand effective January 1, 2001 as a result of recognizing a net deferred tax liability.

The NAIC is currently in the process of clarifying and interpreting requirements as the insurance industry implements codification. As the NAIC announces changes and as they are approved by the Arizona Department of Insurance, the impact of the changes will be recorded.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS

DIVIDENDS
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited by Arizona law to formula amounts based on statutory surplus and net gain from operations, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2002 without prior approval of the Arizona Department of Insurance is $7.0 million.

RISK-BASED CAPITAL
The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. At December 31, 2001, RBC for the Company was significantly above levels that would require regulatory action.

11.  OTHER COMPREHENSIVE INCOME
The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

                                                2001                        2000                        1999
                                     --------------------------  --------------------------  --------------------------
                                     PRETAX    TAX    AFTER-TAX  PRETAX    TAX    AFTER-TAX  PRETAX    TAX    AFTER-TAX
(IN THOUSANDS)                       ------  -------  ---------  ------  -------  ---------  -------  ------  ---------
UNREALIZED CAPITAL GAINS AND
  LOSSES:
-----------------------------------
Unrealized holding gains (losses)
  arising during the period          $2,948  $(1,032)  $1,916    $5,752  $(2,014)  $3,738    $(7,822) $2,739   $(5,083)
Less: reclassification adjustments     436      (153)     283      208       (73)     135        312    (109)      203
                                     ------  -------   ------    ------  -------   ------    -------  ------   -------
Unrealized net capital gains
  (losses)                           2,512      (879)   1,633    5,544    (1,941)   3,603     (8,134)  2,848    (5,286)
                                     ------  -------   ------    ------  -------   ------    -------  ------   -------
Other comprehensive income (loss)    $2,512  $  (879)  $1,633    $5,544  $(1,941)  $3,603    $(8,134) $2,848   $(5,286)
                                     ======  =======   ======    ======  =======   ======    =======  ======   =======

                       GLENBROOK LIFE AND ANNUITY COMPANY

                            SCHEDULE IV--REINSURANCE

                                 (IN THOUSANDS)

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 2001
Life insurance in force.....................................  $187,400   $187,400   $     --
                                                              ========   ========   ========
Premiums and contract charges:
  Life and annuities........................................  $ 31,711   $ 31,711   $     --
                                                              ========   ========   ========

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 2000
Life insurance in force.....................................  $ 88,042   $ 88,042   $     --
                                                              ========   ========   ========
Premiums and contract charges:
  Life and annuities........................................  $ 37,965   $ 37,965   $     --
                                                              ========   ========   ========

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 1999
Life insurance in force.....................................  $ 23,586   $ 23,586   $     --
                                                              ========   ========   ========
Premiums and contract charges:
  Life and annuities........................................  $ 27,175   $ 27,175   $     --
                                                              ========   ========   ========

--------------------------------------------------------------------------------

GLENBROOK LIFE AND ANNUITY COMPANY
SEPARATE ACCOUNT A

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2001
AND FOR THE PERIODS ENDED DECEMBER 31, 2001
AND DECEMBER 31, 2000, AND INDEPENDENT
AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Glenbrook Life and Annuity Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Glenbrook Life and Annuity Company Separate Account A (the "Account") as of December 31, 2001, the related statements of operations for the periods then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 by correspondence with the Account's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Glenbrook Life and Annuity Company Separate Account A as of December 31, 2001, the results of operations for the periods then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 8, 2002

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                                      AIM Variable Insurance Funds Sub-Accounts
                                                -------------------------------------------------------------------------------
                                                   AIM V.I.
                                                  Aggressive       AIM V.I.       AIM V.I.        AIM V.I.     AIM V.I. Capital
                                                    Growth         Balanced    Basic Value (a)    Blue Chip     Appreciation
                                                -------------   -------------  ---------------  -------------  ---------------
ASSETS
Investments at fair value                       $  39,901,311   $  71,697,152   $   6,024,387   $  28,830,306   $ 142,740,590
                                                -------------   -------------   -------------   -------------   -------------

     Total assets                               $  39,901,311   $  71,697,152   $   6,024,387   $  28,830,306   $ 142,740,590
                                                =============   =============   =============   =============   =============


NET ASSETS
Accumulation units                              $  39,881,448   $  71,545,958   $   6,024,387   $  28,821,635   $ 142,353,066
Contracts in payout (annuitization) period             19,863         151,194               -           8,671         387,524
                                                -------------   -------------   -------------   -------------   -------------

     Total net assets                           $  39,901,311   $  71,697,152   $   6,024,387   $  28,830,306   $ 142,740,590
                                                =============   =============   =============   =============   =============


FUND SHARE INFORMATION
     Number of shares                               3,691,148       6,608,032         587,745       4,054,895       6,571,852
                                                =============   =============   =============   =============   =============

     Cost                                       $  52,222,411   $  79,110,448   $   5,722,321   $  36,110,445   $ 164,171,413
                                                =============   =============   =============   =============   =============


      (a) For the Period Beginning October 1, 2001 and Ended December 31, 2001


      See notes to financial statements.

                                                                AIM Variable Insurance Funds Sub-Accounts
                                            ------------------------------------------------------------------------------
                                                                                AIM V.I.                       AIM V.I.
                                            AIM V.I. Capital  AIM V.I. Dent   Diversified   AIM V.I. Global   Government
                                               Development     Demographics      Income        Utilities      Securities
                                            ----------------  -------------  -------------  ---------------  -------------
ASSETS
Investments at fair value                      $ 18,336,487   $ 17,518,004   $ 31,105,821    $ 18,355,167    $ 41,102,134
                                            ----------------  -------------  -------------  --------------   -------------

     Total assets                              $ 18,336,487   $ 17,518,004   $ 31,105,821    $ 18,355,167    $ 41,102,134
                                            ================  =============  =============  ==============   =============


NET ASSETS
Accumulation units                             $ 18,276,511   $ 17,518,004   $ 31,089,253    $ 18,266,418    $ 41,031,659
Contracts in payout (annuitization) period           59,976              -         16,568          88,749         70,475
                                            ----------------  -------------  -------------  --------------   -------------

     Total net assets                          $ 18,336,487   $ 17,518,004   $ 31,105,821    $ 18,355,167    $ 41,102,134
                                            ================  =============  =============  ==============   =============


FUND SHARE INFORMATION
     Number of shares                             1,535,719      3,133,811      3,406,990       1,354,625       3,564,799
                                            ================  =============  =============  ==============   =============

     Cost                                      $ 18,016,150   $ 27,573,275   $ 35,055,417    $ 24,881,308    $ 40,317,136
                                            ================  =============  =============  ==============   =============


      See notes to financial statements.

                                                                 AIM Variable Insurance Funds Sub-Accounts
                                            ----------------------------------------------------------------------------------
                                                                                                 AIM V.I.
                                                              AIM V.I. Growth     AIM V.I.     International    AIM V.I. Mid
                                            IM V.I. Growth       and Income      High Yield        Equity      Cap Equity (a)
                                            ---------------  -----------------  -------------  --------------  ---------------
ASSETS
Investments at fair value                    $ 116,023,017     $ 173,754,869    $ 14,594,277    $ 54,464,189    $  3,386,967
                                            ---------------  -----------------  -------------  --------------  ---------------

     Total assets                            $ 116,023,017     $ 173,754,869    $ 14,594,277    $ 54,464,189    $  3,386,967
                                            ===============  =================  =============  ==============  ===============


NET ASSETS
Accumulation units                           $ 115,677,964     $ 173,217,894    $ 14,566,565    $ 54,353,040    $  3,386,967
Contracts in payout (annuitization) period         345,053           536,975          27,712         111,149               -
                                            ---------------  -----------------  -------------  --------------  ---------------

     Total net assets                        $ 116,023,017     $ 173,754,869    $ 14,594,277    $ 54,464,189    $  3,386,967
                                            ===============  =================  =============  ==============  ===============


FUND SHARE INFORMATION
     Number of shares                            7,087,539         8,601,726       2,748,451       3,652,863         315,948
                                            ===============  =================  =============  ==============  ===============

     Cost                                    $ 177,076,070     $ 200,592,961    $ 20,381,850    $ 69,116,215    $  3,250,569
                                            ===============  =================  =============  ==============  ===============


      (a) For the Period Beginning October 1, 2001 and Ended December 31, 2001


      See notes to financial statements.

                                                          AIM Variable Insurance Funds Sub-Accounts
                                                 ----------------------------------------------------------
                                                  AIM V.I. Money        AIM V.I. New
                                                      Market           Technology (b)       AIM V.I. Value
                                                 ----------------     ----------------    -----------------
ASSETS
Investments at fair value                           $ 66,237,282         $ 11,614,896        $ 243,093,707
                                                 ----------------     ----------------    -----------------

     Total assets                                   $ 66,237,282         $ 11,614,896        $ 243,093,707
                                                 ================     ================    =================


NET ASSETS
Accumulation units                                  $ 66,237,282         $ 11,614,896        $ 242,625,514
Contracts in payout (annuitization) period                     -                    -              468,193
                                                 ----------------     ----------------    -----------------

     Total net assets                               $ 66,237,282         $ 11,614,896        $ 243,093,707
                                                 ================     ================    =================


FUND SHARE INFORMATION
     Number of shares                                 66,237,282            2,758,882           10,410,865
                                                 ================     ================    =================

     Cost                                           $ 66,237,282         $ 33,391,266        $ 271,928,661
                                                 ================     ================    =================


      (b) Previously known as AIM V.I. Telecommunications


      See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                                                       AIM Variable Insurance Funds Sub-Accounts
                                                   ------------------------------------------------------------------------------
                                                     AIM V.I.
                                                    Aggressive       AIM V.I.      AIM V.I.          AIM V.I.     AIM V.I. Capital
                                                      Growth         Balanced    Basic Value (a)    Blue Chip       Appreciation
                                                   ------------    ------------  --------------    ------------   ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                          $          -    $  1,230,991  $        6,141    $      3,999    $          -
Charges from Glenbrook Life and Annuity Company:
     Mortality and expense risk                        (543,060)       (813,524)        (10,570)       (324,854)     (2,111,801)
     Administrative expense                             (43,430)        (66,635)           (818)        (25,467)       (163,352)
                                                   ------------    ------------  --------------    ------------    ------------

         Net investment income (loss)                  (586,490)        350,832          (5,247)       (346,322)     (2,275,153)
                                                   ------------    ------------  --------------    ------------    ------------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                              8,965,646       8,598,742         183,289       4,149,491      42,221,794
     Cost of investments sold                        11,059,882       9,321,075         172,867       5,398,616      47,226,870
                                                   ------------    ------------  --------------    ------------    ------------

         Realized gains (losses) on fund shares      (2,094,236)       (722,333)         10,422      (1,249,125)     (5,005,076)

Realized gain distributions                                   -               -               -               -      11,616,283
                                                   ------------    ------------  --------------    ------------    ------------

         Net realized gains (losses)                 (2,094,236)       (722,333)         10,422      (1,249,125)      6,611,207

Change in unrealized gains (losses)                 (11,843,492)     (8,515,591)        302,067      (5,126,241)    (54,677,048)
                                                   ------------    ------------  --------------    ------------    ------------

         Net realized and unrealized gains
              (losses) on investments               (13,937,728)     (9,237,924)        312,489      (6,375,366)    (48,065,841)
                                                   ------------    ------------  --------------    ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                    $(14,524,218)   $ (8,887,092) $      307,242    $ (6,721,688)   $(50,340,994)
                                                   ============    ============  ==============    ============    ============


      (a) For the Period Beginning October 1, 2001 and Ended December 31, 2001


      See notes to financial statements.

                                                                      AIM Variable Insurance Funds Sub-Accounts
                                                  -----------------------------------------------------------------------------
                                                                                       AIM V.I.                      AIM V.I.
                                                  AIM V.I. Capital   AIM V.I. Dent   Diversified   AIM V.I. Global  Government
                                                    Development      Demographics      Income        Utilities      Securities
                                                  ----------------  ---------------  ------------- --------------- ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                           $          -     $          -     $ 2,159,221   $    264,201   $ 1,194,735
Charges from Glenbrook Life and Annuity Company:
     Mortality and expense risk                         (217,786)        (230,260)       (388,708)      (288,163)     (395,676)
     Administrative expense                              (17,193)         (18,224)        (30,345)       (22,620)      (31,867)
                                                   ---------------  ---------------  -------------  -------------  ------------

         Net investment income (loss)                   (234,979)        (248,484)      1,740,168        (46,582)      767,192
                                                   ---------------  ---------------  -------------  -------------  ------------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                               3,751,394        3,942,541       6,623,698      6,267,109     7,823,053
     Cost of investments sold                          3,989,538        6,341,168       7,141,129      6,922,712     7,495,606
                                                   ---------------  ---------------  -------------  -------------  ------------
         Realized gains (losses) on fund shares         (238,144)      (2,398,627)       (517,431)      (655,603)      327,447

Realized gain distributions                                    -                -               -      1,727,700             -
                                                   ---------------  ---------------  -------------  -------------  ------------

         Net realized gains (losses)                    (238,144)      (2,398,627)       (517,431)     1,072,097       327,447

Change in unrealized gains (losses)                   (1,278,063)      (5,213,499)       (604,006)    (8,761,111)      291,762
                                                   ---------------  ---------------  -------------  -------------  ------------

         Net realized and unrealized gains
              (losses) on investments                 (1,516,207)      (7,612,126)     (1,121,437)    (7,689,014)      619,209
                                                   ---------------  ---------------  -------------  -------------  ------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                     $ (1,751,186)    $ (7,860,610)    $   618,731   $ (7,735,596)  $ 1,386,401
                                                   ==============   ==============   ============   =============  ============


      See notes to financial statements.

                                                                   AIM Variable Insurance Funds Sub-Accounts
                                                  --------------------------------------------------------------------------
                                                                                                    AIM V.I.
                                                                   AIM V.I. Growth    AIM V.I.    International  AIM V.I. Mid
                                                  AIM V.I. Growth     and Income    High Yield        Equity     Cap Equity (a)
                                                  ---------------  ---------------  ------------  -------------- --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                           $    277,945   $      86,218    $ 1,780,040   $    186,274    $    3,900
Charges from Glenbrook Life and Annuity Company:
     Mortality and expense risk                       (1,730,599)     (2,482,360)      (179,839)      (833,487)       (5,091)
     Administrative expense                             (136,424)       (194,600)       (14,654)       (64,291)         (398)
                                                   --------------  --------------   ------------  -------------  ------------

         Net investment income (loss)                 (1,589,078)     (2,590,742)     1,585,547       (711,504)       (1,589)
                                                   --------------  --------------   ------------  -------------  ------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                              21,616,423      28,941,037      5,338,596     32,276,654       167,684
     Cost of investments sold                         29,997,235      30,799,731      6,886,609     36,995,988       158,968
                                                   --------------  --------------   ------------  -------------  ------------

         Realized gains (losses) on fund shares       (8,380,812)     (1,858,694)    (1,548,013)    (4,719,334)        8,716

Realized gain distributions                                    -               -              -      1,456,658             -
                                                   --------------  --------------   ------------  -------------  ------------

         Net realized gains (losses)                  (8,380,812)     (1,858,694)    (1,548,013)    (3,262,676)        8,716

Change in unrealized gains (losses)                  (55,292,631)    (52,700,673)    (1,171,763)   (15,234,541)      136,398
                                                   --------------  --------------   ------------  -------------  ------------

         Net realized and unrealized gains
              (losses) on investments                (63,673,443)    (54,559,367)    (2,719,776)   (18,497,217)      145,114
                                                   --------------  --------------   ------------  -------------  ------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                     $(65,262,521)  $ (57,150,109)   $(1,134,229)  $(19,208,721)   $  143,525
                                                  ===============  ==============   ============  =============  ============


      (a) For the Period Beginning October 1, 2001 and Ended December 31, 2001


      See notes to financial statements.

                                                                AIM Variable Insurance Funds Sub-Accounts
                                                      ------------------------------------------------------------
                                                      AIM V.I. Money         AIM V.I. New
                                                          Market            Technology (b)         AIM V.I. Value
                                                      ---------------     ------------------     ------------------
NET INVESTMENT INCOME (LOSS)
Dividends                                               $ 1,754,411          $    251,119          $     324,245
Charges from Glenbrook Life and Annuity Company:
     Mortality and expense risk                            (697,141)             (151,491)            (3,370,850)
     Administrative expense                                 (53,759)              (11,862)              (265,491)
                                                      ---------------      -----------------     ------------------

         Net investment income (loss)                     1,003,511                87,766             (3,312,096)
                                                      ---------------      -----------------     ------------------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                 73,220,551             2,757,697             40,809,440
     Cost of investments sold                            73,220,551             6,487,162             42,317,476
                                                      ---------------      -----------------     ------------------

         Realized gains (losses) on fund shares                   -            (3,729,465)            (1,508,036)

Realized gain distributions                                       -             6,298,623              4,916,350
                                                      ---------------      -----------------     ------------------

         Net realized gains (losses)                              -             2,569,158              3,408,314

Change in unrealized gains (losses)                               -           (11,381,889)           (42,016,652)
                                                      ---------------      -----------------     ------------------

         Net realized and unrealized gains
              (losses) on investments                             -            (8,812,731)           (38,608,338)
                                                      ---------------      -----------------     ------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                         $ 1,003,511          $ (8,724,965)         $ (41,920,434)
                                                      ===============      =================     ==================


      (b) Previously known as AIM V.I. Telecommunications


      See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,
--------------------------------------------------------------------------------

                                                              AIM Variable Insurance Funds Sub-Accounts
                                              -------------------------------------------------------------------------
                                                                                                            AIM V.I.
                                                AIM V.I. Aggressive Growth         AIM V.I. Balanced        Basic Value
                                              -----------------------------   --------------------------  -------------
                                                   2001           2000            2001          2000         2001 (a)
                                              -------------   -------------   ------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS

Net investment income (loss)                  $   (586,490)   $   (479,082)   $   350,832   $  (573,865)   $   (5,247)
Net realized gains (losses)                     (2,094,236)      1,005,081       (722,333)      438,729        10,422
Change in unrealized gains (losses)            (11,843,492)     (5,007,126)    (8,515,591)   (3,504,243)      302,067
                                              -------------   -------------   ------------  ------------  ------------

Increase (decrease) in net assets
    from operations                            (14,524,218)     (4,481,127)    (8,887,092)   (3,639,379)      307,242
                                              -------------   -------------   ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                         5,419,724      23,887,585      8,207,801    17,479,455       581,033
Benefit Payments                                  (986,440)       (444,035)    (1,332,345)   (1,284,092)            -
Payments on termination                         (2,415,110)     (1,904,078)    (4,760,941)   (2,638,007)      (68,527)
Contract maintenance charge                         (9,462)        (12,034)        (8,717)      (13,078)         (125)
Transfers among the sub-accounts
    and with the Fixed Account - net             2,570,870      15,682,307     16,287,441    15,512,830     5,204,764
                                              -------------   -------------   ------------  ------------  ------------

Increase (decrease) in net assets
    from capital transactions                    4,579,582      37,209,745     18,393,239    29,057,108     5,717,145
                                              -------------   -------------   ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS               (9,944,636)     32,728,618      9,506,147    25,417,729     6,024,387

NET ASSETS AT BEGINNING OF PERIOD               49,845,947      17,117,329     62,191,005    36,773,276             -
                                              -------------   -------------   ------------  ------------  ------------

NET ASSETS AT END OF PERIOD                   $ 39,901,311    $ 49,845,947    $71,697,152   $62,191,005    $ 6,024,387
                                              =============   =============   ============  ============   ============

UNITS OUTSTANDING
    Units outstanding at beginning of period     3,617,949      1,153,763      5,047,383      2,770,107             -
      Units issued                               1,682,962      3,081,613      3,304,223      3,003,773       562,476
      Units redeemed                            (1,256,028)      (617,427)    (1,604,402)      (726,497)      (24,642)
                                              -------------  -------------   ------------   ------------   ------------
    Units outstanding at end of period           4,044,883      3,617,949      6,747,204      5,047,383       537,834
                                              =============  =============   ============   ============   ============


     (a) For the Period Beginning October 1, 2001 and Ended December 31, 2001


     See notes to financial statements.

                                                                  AIM Variable Insurance Funds Sub-Accounts
                                             --------------------------------------------------------------------------------------
                                                 AIM V.I. Blue Chip     AIM V.I. Capital Appreciation  AIM V.I. Capital Development
                                             -------------------------  -----------------------------  ----------------------------
                                                 2001         2000           2001           2000            2001          2000
                                             -----------  ------------   ------------  --------------   -------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $  (346,322)  $  (104,190)  $ (2,275,153)  $ (3,124,956)   $  (234,979)  $  (138,480)
Net realized gains (losses)                   (1,249,125)      (27,150)     6,611,207     17,903,565       (238,144)      407,923
Change in unrealized gains (losses)           (5,126,241)   (2,153,898)   (54,677,048)   (43,817,902)    (1,278,063)       19,799
                                             -----------   -----------   ------------   ------------    -----------   -----------

Increase (decrease) in net assets
    from operations                           (6,721,688)   (2,285,238)   (50,340,994)   (29,039,293)    (1,751,186)      289,242
                                             -----------   -----------   ------------   ------------    -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       7,300,318    17,090,470      8,611,955     36,594,049      2,907,345     5,624,402
Benefit Payments                                (345,587)      (63,554)    (3,399,213)    (3,492,646)       (65,322)      (66,114)
Payments on termination                       (1,257,389)     (209,550)   (11,905,663)   (20,543,211)    (1,064,244)     (358,311)
Contract maintenance charge                       (5,089)       (3,850)       (33,128)       (49,039)        (2,282)       (3,416)
Transfers among the sub-accounts
    and with the Fixed Account - net           8,723,152     6,608,311     (1,152,591)    16,861,236      2,926,556     3,431,290
                                             -----------   -----------   ------------   ------------    -----------   -----------

Increase (decrease) in net assets
    from capital transactions                 14,415,405    23,421,827     (7,878,640)    29,370,389      4,702,053     8,627,851
                                             -----------   -----------   ------------   ------------    -----------   -----------

INCREASE (DECREASE) IN NET ASSETS              7,693,717    21,136,589    (58,219,634)       331,096      2,950,867     8,917,093

NET ASSETS AT BEGINNING OF PERIOD             21,136,589             -    200,960,224    200,629,128     15,385,620     6,468,527
                                             -----------   -----------   ------------   ------------    -----------   -----------

NET ASSETS AT END OF PERIOD                  $28,830,306   $21,136,589   $142,740,590   $200,960,224    $18,336,487   $15,385,620
                                             ===========   ===========   ============   ============    ===========   ===========


UNITS OUTSTANDING
    Units outstanding at beginning of period   2,388,583             -     12,601,281     10,086,993      1,210,753       520,480
       Units issued                            2,873,276     2,705,037      4,782,845      4,757,144        862,561       847,642
       Units redeemed                           (996,130)     (316,454)    (5,233,611)    (2,242,856)      (470,009)     (157,369)
                                             -----------   -----------   ------------  -------------    -----------   -----------
    Units outstanding at end of period         4,265,729     2,388,583     12,150,515     12,601,281      1,603,305     1,210,753
                                             ===========   ===========   ============  =============    ===========   ===========


     See notes to financial statements.

                                                                 AIM Variable Insurance Funds Sub-Accounts
                                             --------------------------------------------------------------------------------------
                                              AIM V.I. Dent Demographics    AIM V.I. Diversified Income   AIM V.I. Global Utilities
                                             ----------------------------   ---------------------------   -------------------------
                                                 2001            2000           2001           2000          2001          2000
                                             ------------    ------------   ------------   ------------   -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $   (248,484)   $   (166,819)  $  1,740,168   $  1,439,793   $   (46,582) $    (53,697)
Net realized gains (losses)                    (2,398,627)        (37,883)      (517,431)      (518,645)    1,072,097     1,829,894
Change in unrealized gains (losses)            (5,213,499)     (4,841,772)      (604,006)    (1,109,576)   (8,761,111)   (2,963,415)
                                             ------------    ------------   ------------   ------------   -----------  ------------

Increase (decrease) in net assets
     from operations                           (7,860,610)     (5,046,474)       618,731       (188,428)   (7,735,596)   (1,187,218)
                                             ------------    ------------   ------------   ------------   -----------  ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                        3,278,717      15,855,876      2,202,391      2,553,274     1,824,141     5,931,849
Benefit Payments                                 (425,430)        (42,696)      (896,839)      (656,668)     (589,739)     (515,443)
Payments on termination                          (932,552)       (326,089)    (3,202,535)    (3,315,480)   (1,627,923)   (1,034,003)
Contract maintenance charge                        (3,947)         (4,446)        (2,655)        (4,177)       (3,893)       (5,460)
Transfers among the sub-accounts
    and with the Fixed Account - net            3,219,206       9,806,449      3,583,620      1,214,862     2,353,032     3,750,407
                                             ------------    ------------   ------------   ------------   -----------  ------------

Increase (decrease) in net assets
    from capital transactions                   5,135,994      25,289,094      1,683,982       (208,189)    1,955,618     8,127,350
                                             ------------    ------------   ------------   ------------   -----------  ------------

INCREASE (DECREASE) IN NET ASSETS              (2,724,616)     20,242,620      2,302,713       (396,617)   (5,779,978)    6,940,132

NET ASSETS AT BEGINNING OF PERIOD              20,242,620               -     28,803,108     29,199,725    24,135,145    17,195,013
                                             ------------    ------------   ------------   ------------   -----------  ------------

NET ASSETS AT END OF PERIOD                  $ 17,518,004    $ 20,242,620   $ 31,105,821   $ 28,803,108   $18,355,167  $ 24,135,145
                                             ============    ============   ============   ============   ===========  ============


UNITS OUTSTANDING
    Units outstanding at beginning of period    2,537,018               -      2,697,654      2,631,971     1,583,923       945,003
       Units issued                             1,660,037       2,703,589      1,062,066        884,427       886,637       858,286
       Units redeemed                            (930,534)       (166,571)      (847,469)      (818,744)     (713,963)     (219,366)
                                             ------------    ------------   ------------   ------------   -----------  ------------
    Units outstanding at end of period          3,266,521       2,537,018      2,912,251      2,697,654     1,756,597     1,583,923
                                             ============    ============   ============   ============   ===========  ============


     See notes to financial statements.

                                                               AIM Variable Insurance Funds Sub-Accounts
                                           ---------------------------------------------------------------------------------------
                                           AIM V.I. Government Securities       AIM V.I. Growth         AIM V.I. Growth and Income
                                           ------------------------------  --------------------------   --------------------------
                                                 2001           2000           2001           2000           2001          2000
                                             -----------    -----------    ------------   -----------    -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $   767,192    $   818,010    $ (1,589,078)  $ (2,792,505)  $ (2,590,742) $ (3,127,287)
Net realized gains (losses)                      327,447         33,829      (8,380,812)    13,438,691     (1,858,694)   17,531,479
Change in unrealized gains (losses)              291,762        942,145     (55,292,631)   (61,391,856)   (52,700,673)  (57,394,984)
                                             -----------    -----------    ------------   ------------   ------------  ------------

Increase (decrease) in net assets
    from operations                            1,386,401      1,793,984     (65,262,521)   (50,745,670)   (57,150,109)  (42,990,792)
                                             -----------    -----------    ------------   ------------   ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                       2,752,850      2,948,382       8,044,774     44,528,987      9,767,402    39,618,477
Benefit Payments                              (1,138,351)      (643,666)     (3,284,958)    (3,061,195)    (4,138,755)   (5,040,671)
Payments on termination                       (2,669,691)    (1,390,480)     (9,707,815)   (15,449,228)   (14,779,353)  (19,686,326)
Contract maintenance charge                       (1,805)        (3,298)        (25,018)       (41,952)       (34,259)      (49,625)
Transfers among the sub-accounts
    and with the Fixed Account - net          16,969,999      2,860,146       2,840,845     30,195,862      8,019,682    29,288,228
                                             -----------    -----------    ------------   ------------   ------------  ------------

Increase (decrease) in net assets
    from capital transactions                 15,913,002      3,771,084      (2,132,172)    56,172,474     (1,165,283)   44,130,083
                                             -----------    -----------    ------------   ------------   ------------  ------------

INCREASE (DECREASE) IN NET ASSETS             17,299,403      5,565,068     (67,394,693)     5,426,804    (58,315,392)    1,139,291

NET ASSETS AT BEGINNING OF PERIOD             23,802,731     18,237,663     183,417,710    177,990,906    232,070,261   230,930,970
                                             -----------    -----------    ------------   ------------   ------------  ------------

NET ASSETS AT END OF PERIOD                  $41,102,134    $23,802,731    $116,023,017   $183,417,710   $173,754,869  $232,070,261
                                             ===========    ===========    ============   ============   ============  ============

UNITS OUTSTANDING
    Units outstanding at beginning of period   2,095,090      1,716,850      12,817,231      8,479,118     14,969,506    11,299,404
       Units issued                            2,725,167        958,600       3,524,477      6,222,630      4,218,044     6,080,899
       Units redeemed                         (1,334,150)      (580,360)     (3,432,508)    (1,884,517)    (3,835,656)   (2,410,797)
                                             -----------    -----------    ------------   ------------    -----------   -----------
    Units outstanding at end of period         3,486,107      2,095,090      12,909,200     12,817,231     15,351,894    14,969,506
                                             ===========    ===========    ============   ============    ===========   ===========


     See notes to financial statements.

                                                               AIM Variable Insurance Funds Sub-Accounts
                                              -----------------------------------------------------------------------------
                                                                                                               AIM V.I. Mid
                                                  AIM V.I. High Yield       AIM V.I. International Equity       Cap Equity
                                              --------------------------    -----------------------------      -----------
                                                 2001           2000           2001             2000             2001 (a)
                                              -----------    -----------    -----------      -----------       -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $ 1,585,547    $ 1,448,580    $   (711,504)    $ (1,026,207)     $    (1,589)
Net realized gains (losses)                    (1,548,013)      (303,050)     (3,262,676)       8,026,994            8,716
Change in unrealized gains (losses)            (1,171,763)    (4,256,519)    (15,234,541)     (34,551,999)         136,398
                                              -----------    -----------    ------------     ------------      -----------

Increase (decrease) in net assets
    from operations                            (1,134,229)    (3,110,989)    (19,208,721)     (27,551,212)         143,525
                                              -----------    -----------    ------------     -------------     -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                        1,708,456      2,814,861       2,663,259        13,813,144         298,980
Benefit Payments                                 (492,568)      (288,682)     (1,190,727)         (782,312)              -
Payments on termination                        (1,701,505)    (1,234,352)     (4,608,720)       (7,595,063)        (10,545)
Contract maintenance charge                        (1,745)        (2,409)         (9,983)          (13,318)            (85)
Transfers among the sub-accounts
    and with the Fixed Account - net            3,276,727      2,939,647        (440,578)        9,247,315       2,955,092
                                              -----------    -----------    ------------     -------------     -----------

Increase (decrease) in net assets
    from capital transactions                   2,789,365      4,229,065      (3,586,749)       14,669,766       3,243,442
                                              -----------    -----------    ------------     -------------     -----------

INCREASE (DECREASE) IN NET ASSETS               1,655,136      1,118,076     (22,795,470)      (12,881,446)      3,386,967

NET ASSETS AT BEGINNING OF PERIOD              12,939,141     11,821,065      77,259,659        90,141,105               -
                                              -----------    -----------    ------------     -------------     -----------

NET ASSETS AT END OF PERIOD                   $14,594,277    $12,939,141    $ 54,464,189     $  77,259,659     $ 3,386,967
                                              ===========    ===========    ============     =============     ===========


UNITS OUTSTANDING
    Units outstanding at beginning of period    1,625,261      1,190,959       5,754,101         4,417,166               -
       Units issued                             1,211,374      1,092,346       4,013,124         2,656,370         307,351
       Units redeemed                            (893,361)      (658,044)     (4,204,622)       (1,319,435)         (9,161)
                                              -----------    -----------    ------------     -------------     -----------
    Units outstanding at end of period          1,943,274      1,625,261       5,562,603         5,754,101         298,190
                                              ===========    ===========    ============     =============     ===========


     (a) For the Period Beginning October 1, 2001 and Ended December 31, 2001


     See notes to financial statements.

                                                                   AIM Variable Insurance Funds Sub-Accounts
                                              --------------------------------------------------------------------------------------
                                                 AIM V.I. Money Market    AIM V.I. New Technology (b)         AIM V.I. Value
                                              ------------------------    ---------------------------   ----------------------------
                                                  2001          2000          2001           2000          2001            2000
                                              ------------  ------------  ------------   ------------   -----------    -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $  1,003,511  $  1,119,022  $     87,766   $   (153,947)  $ (3,312,096)  $ (3,917,277)
Net realized gains (losses)                              -             -     2,569,158      1,696,613      3,408,314     24,982,460
Change in unrealized gains (losses)                      -             -   (11,381,889)   (10,394,481)   (42,016,652)   (75,064,808)
                                              ------------  ------------  ------------   ------------   ------------   ------------

Increase (decrease) in net assets
    from operations                              1,003,511     1,119,022    (8,724,965)    (8,851,815)   (41,920,434)   (53,999,625)
                                              ------------  ------------  ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                        11,973,084    14,766,741     2,413,520     13,547,836     12,357,533     50,854,390
Benefit Payments                                (2,574,812)   (2,670,818)     (161,354)      (170,114)    (6,164,071)    (4,889,355)
Payments on termination                        (12,588,808)  (21,736,932)     (585,001)      (373,338)   (20,647,317)   (27,452,554)
Contract maintenance charge                         (3,368)       (3,237)       (3,060)        (4,181)       (63,438)       (75,655)
Transfers among the sub-accounts
    and with the Fixed Account - net            36,702,059    13,610,164     2,705,857     11,821,511      5,742,979     39,811,557
                                              ------------  ------------  ------------   ------------   ------------   ------------

Increase (decrease) in net assets
    from capital transactions                   33,508,155     3,965,918     4,369,962     24,821,714     (8,774,314)    58,248,383
                                              ------------  ------------  ------------   ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS               34,511,666     5,084,940    (4,355,003)    15,969,899    (50,694,748)     4,248,758

NET ASSETS AT BEGINNING OF PERIOD               31,725,616    26,640,676    15,969,899              -    293,788,455    289,539,697
                                              ------------  ------------  ------------   ------------   ------------   ------------

NET ASSETS AT END OF PERIOD                   $ 66,237,282  $ 31,725,616  $ 11,614,896   $ 15,969,899   $243,093,707   $293,788,455
                                              ============  ============  ============   ============   ============   ============


UNITS OUTSTANDING
    Units outstanding at beginning of period     2,811,647     2,380,753    1,107,508               -     19,887,036     15,007,614
       Units issued                             14,784,414     7,811,755    1,059,677       1,258,711      4,729,203      8,315,232
       Units redeemed                          (11,752,648)   (7,380,861)    (576,028)       (151,203)    (4,888,314)    (3,435,810)
                                              ------------  ------------  -----------    ------------   ------------   ------------
    Units outstanding at end of period           5,843,413     2,811,647    1,591,157       1,107,508     19,727,925     19,887,036
                                              ============  ============  ===========    ============   ============   ============


     (b) Previously known as AIM V.I. Telecommunications


     See notes to financial statements.

GLENBROOK LIFE AND ANNUITY COMPANY SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


1.    ORGANIZATION

      Glenbrook Life and Annuity Company Separate Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Glenbrook Life and Annuity Company ("Glenbrook Life"). The assets of the Account are legally segregated from those of Glenbrook Life. Glenbrook Life is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

      Glenbrook Life issues three variable annuity contracts, the AIM Lifetime Plus(SM), AIM Lifetime Plus(SM) II, and the AIM Lifetime Enhanced Choice (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any Contract provisions wherein Glenbrook Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios of the AIM Variable Insurance Funds (collectively the "Funds").

       AIM V.I. Aggressive Growth                       AIM V.I. Growth
       AIM V.I. Balanced                                Aim V.I. Growth and Income
       AIM V.I. Basic Value                             AIM V.I. High Yield
       AIM V.I. Blue Chip                               AIM V.I. International Equity
       AIM V.I. Capital Appreciation                    AIM V.I. Mid Cap Equity
       AIM V.I. Capital Development                     AIM V.I. Money Market
       AIM V.I. Dent Demographics                       AIM V.I. New Technology (Previously
       AIM V.I. Diversified Income                         known as AIM V.I. Telecommunications)
       AIM V.I. Global Utilities                        AIM V.I. Value
       AIM V.I. Government Securities

      Glenbrook Life provides insurance and administrative services to the contractholders for a fee. Glenbrook Life also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Glenbrook Life has sole discretion to invest the assets of the Fixed Account, subject to applicable law.


2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

      INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

      REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Income from realized gain distributions are recorded on the Fund's ex-distribution date.

      FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Glenbrook Life. Glenbrook Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

      USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

      OTHER - To conform with the 2001 presentation, certain amounts in the prior year's financial statements and notes have been reclassified. In addition, disclosures have been revised to adopt appropriate provisions of the AICPA Audit and Accounting Guide, AUDITS OF INVESTMENT COMPANIES.

3.    EXPENSES

      MORTALITY AND EXPENSE RISK CHARGE - Glenbrook Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.00% to 2.30% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge covers insurance benefits available with the Contract and certain expenses of the Contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contract. Glenbrook Life guarantees that the amount of this charge will not increase over the life of the Contract. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge. Glenbrook Life guarantees that the amount of this charge will not increase over the life of the Contract.

      ADMINISTRATIVE EXPENSE CHARGE - Glenbrook Life deducts administrative expense charges daily at a rate equal to .10% per annum of the average daily net assets of the Account. Glenbrook Life guarantees that the amount of this charge will not increase over the life of the Contract.

      CONTRACT MAINTENANCE CHARGE - Glenbrook Life deducts an annual maintenance charge of $35 on each Contract anniversary and guarantees that this charge will not increase over the life of the Contract. This charge will be waived if certain conditions are met.

4. PURCHASES OF INVESTMENTS

   The cost of purchases of investments for the year ended December 31, 2001 were as follows:

                                                                               Purchases
                                                                            ----------------
   Investments in the AIM Variable Insurance Funds
      Sub-Accounts:
           AIM V. I. Aggressive Growth                                      $    12,950,055
           AIM V. I. Balanced                                                    27,331,978
           AIM V. I. Basic Value                                                  5,895,187
           AIM V. I. Blue Chip                                                   18,214,893
           AIM V. I. Capital Appreciation                                        43,649,272
           AIM V. I. Capital Development                                          8,215,787
           AIM V. I. Dent Demographics                                            8,826,524
           AIM V. I. Diversified Income                                          10,042,830
           AIM V. I. Global Utilities                                             9,899,640
           AIM V. I. Government Securities                                       24,499,099
           AIM V. I. Growth                                                      17,863,219
           AIM V. I. Growth and Income                                           25,144,580
           AIM V. I. High Yield                                                   9,711,255
           AIM V. I. International Equity                                        29,421,599
           AIM V. I. Mid Cap Equity                                               3,409,537
           AIM V. I. Money Market                                               107,726,689
           AIM V. I. New Technology                                              13,511,265
           AIM V. I. Value                                                       33,588,197
                                                                          ------------------

                                                                            $   409,901,606
                                                                          ==================

5. FINANCIAL HIGHLIGHTS

   The range of lowest and highest accumulation unit values, the investment income ratio, the range of lowest and highest expense ratio assessed by Glenbrook Life, and the corresponding range of total return is presented for each rider option of the sub-account which had outstanding units during the period.

   As explained in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several unit values for each sub-account based upon those choices.

                                                   At December 31, 2001          For the year ended December 31, 2001
                                                   --------------------   ------------------------------------------------------
                                                       Accumulation        Investment         Expense              Total
                                                        Unit Value        Income Ratio*       Ratio**            Return***
                                                   --------------------   -------------  -----------------  --------------------
Investments in the AIM Variable Insurance Funds
    Sub-Accounts:
       AIM V. I. Aggressive Growth                   $ 6.58 - $ 11.21         0.00%      $1.10%  -  $1.70%   -27.32%  -  -26.88%
       AIM V. I. Balanced                              8.40 -   11.07         1.84        1.10   -   1.70    -12.93   -  -12.40
       AIM V. I. Basic Value (a)                      11.19 -   11.21         0.20        1.10   -   1.70     11.93   -   12.10
       AIM V. I. Blue Chip                             6.24 -    6.78         0.02        1.10   -   1.70    -23.85   -  -23.39
       AIM V. I. Capital Appreciation                  6.47 -   14.18         0.00        1.10   -   1.70    -24.58   -  -24.13
       AIM V. I. Capital Development                   9.07 -   12.44         0.00        1.10   -   1.70     -9.64   -   -9.10
       AIM V. I. Dent Demographics                     5.28 -    5.57         0.00        1.10   -   1.70    -33.07   -  -32.66
       AIM V. I. Diversified Income                    9.62 -   11.79         7.21        1.10   -   1.70      1.84   -    2.45
       AIM V. I. Global Utilities                      6.72 -   13.98         1.24        1.10   -   1.70    -29.15   -  -28.72
       AIM V. I. Government Securities                11.17 -   12.74         3.68        1.10   -   1.70      4.61   -    5.24
       AIM V. I. Growth                                4.99 -   12.90         0.19        1.10   -   1.70    -35.01   -  -34.61
       AIM V. I. Growth and Income                     6.50 -   15.46         0.04        1.10   -   1.70    -24.14   -  -23.68
       AIM V. I. High Yield                            7.16 -    7.93        12.93        1.10   -   1.70     -6.61   -   -6.04
       AIM V. I. International Equity                  6.33 -   11.98         0.28        1.10   -   1.70    -24.83   -  -24.37
       AIM V. I. Mid Cap Equity (a)                   11.35 -   11.37         0.23        1.10   -   1.70     13.50   -   13.67
       AIM V. I. Money Market                         10.44 -   12.23         3.58        1.10   -   1.70      1.87   -    2.48
       AIM V. I. New Technology (b)                    3.62 -   10.52         1.82        1.10   -   1.70    -48.36   -  -48.05
       AIM V. I. Value                                 7.33 -   16.38         0.12        1.10   -   1.70    -14.05   -  -13.53

     (a) For the Period Beginning October 1, 2001 and Ended December 31, 2001

     (b) Previously known as AIM V.I. Telecommunications

* Investment Income Ratio - This represents dividends, excluding realized gain distributions, received by the sub-account, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends in which the sub-accounts invest.

** Expense Ratio - This represents the annualized contract expenses of the sub-account for the period and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contractholder accounts through the redemption of units.

*** Total Return - This represents the total return for the period and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Returns were annualized for new products launched during 2001 to represent the return as if the contractholder was invested in the sub-account for the entire year.

     Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                     PART C
                                OTHER INFORMATION

24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a)  FINANCIAL STATEMENTS

Glenbrook Life and Annuity Company Financial Statements are contained in Part B of this Registration Statement. The Financial Statements of Glenbrook Life and Annuity Company Separate Account A also are contained in Part B of this Registration Statement.

     (b)  EXHIBITS

(1) Resolution of the Board of Directors of Glenbrook Life and Annuity Company authorizing establishment of the Glenbrook Life and Annuity Company Separate Account A (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 033-62203) dated April 23, 1996.)

(2)  Not Applicable

(3) Form of Underwriting Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement File No. 033-62203) dated November 22, 1995.)

(4) (a) Form of Glenbrook Life and Annuity Company Flexible Premium Deferred Variable Annuity Contract (Incorporated herein by reference to the initial Filing of the Form N-4 Registration Statement (File No. 033-62203) dated August 28, 1995.)

(4) (b) Enhanced Death and Income Benefit Combination Rider II (Previously filed in Post-Effective Amendment No. 5 to this Registration Statement (File No. 333-50879) dated July 5, 2000.)

     (c) Death Benefit Amendatory Endorsement filed here with.

(5) Form of Glenbrook Life and Annuity Company Flexible Premium Deferred Variable Annuity Contract Application (Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement (File No. 033-62203) dated August 28, 1995.)

(6)(a) Amended and Restated Articles of Incorporation and Articles of Redomestication of Glenbrook Life and Annuity Company (Incorporated herein by reference to Depositor's Form 10-K Annual Report dated March 30, 1999.)

(6)(b) Amended and Restated By-laws of Glenbrook Life and Annuity Company (Incorporated herein by reference to Depositor's Form 10-K Annual Report dated March 30, 1999.)

(7) Reinsurance Agreement between Glenbrook Life and Annuity Company and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 033-62203) dated November 22, 1995.)

(8) Participation Agreement with AIM Variable Insurance Funds (Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 033-62203) dated April 23, 1996.)

(9)  Opinion and Consent of General Counsel filed herewith

(10)(a) Independent Auditors' Consent

    (b) Consent of Bricker & Eckler LLP

(11) Not applicable

(12) Not applicable

(13)(a)Performance Data Calculations (Incorporated herein by reference to Post -Effective Amendment No. 2 to Registrant's Form N-4 Registration Statement (File No. 033-62203) dated April 1, 1997.)

(13)(b)Performance Data Calculations (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-50879) dated April 21, 2000.)

(13)(c) Performance Data Calculations (Previously filed in Post-Effective Amendment No. 5 to this Registration Statement (File No. 333-50879) dated July 5, 2000.)

(13)(d)Performance Data Calculations (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-50879) dated April 18, 2001.)

(14) Not applicable

(99)(a)Powers of Attorney for Thomas J. Wilson, II, Michael J. Velotta, and Samuel H. Pilch (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-50879), dated April 21, 2000.)

(99)(b)Powers of Attorney for Margaret G. Dyer, John C. Lounds, J. Kevin McCarthy, and Marla G. Friedman (Previously filed in Post-Effective Amendment No. 5 to this Registration Statement (File No. 333-50879) dated July 5, 2000.)

(99)(c)Power of Attorney for Steven E. Shebik (Previously filed in Post-Effective Amendment No. 8 to this Registration Statement (File No. 333-50879) dated September 27, 2001)

25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR, GLENBROOK LIFE AND ANNUITY COMPANY

NAME AND PRINCIPAL                  POSITION AND OFFICE WITH
BUSINESS ADDRESS                    DEPOSITOR OF THE ACCOUNT

Thomas J. Wilson, II                        President, Chief Executive Officer, and Director
                                            (Principal Executive Officer)
Michael J. Velotta                          Vice President, General Counsel, Secretary, and Director
Margaret G. Dyer                            Director
Marla G. Friedman                           Vice President and Director
John C. Lounds                              Director
J. Kevin McCarthy                           Director
Steven E. Shebik                            Vice President and Director
                                            (Principal Financial Officer)
Karen C. Gardner                            Vice President
John R. Hunter                              Vice President
Samuel H. Pilch                             Vice President and Controller
                                            (Principal Accounting Officer)
Kevin R. Slawin                             Vice President
Casey J. Sylla                              Chief Investment Officer
James P. Zils                               Treasurer
Barry S. Paul                               Assistant Vice President and Assistant Treasurer
Timothy N. Vander Pas                       Assistant Vice President
Joanne M. Derrig                            Assistant General Counsel, Chief Compliance Officer and Assistant
                                            Secretary
William F. Emmons                           Assistant Secretary
Susan L. Lees                               Assistant Secretary
Paul N. Kierig                              Assistant Secretary
Mary J. McGinn                              Assistant Secretary
Patricia W. Wilson                          Assistant Treasurer
Errol Cramer                                Appointed Actuary

The principal business address of Mr. Emmons is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of Mr. Slawin is 544 Lakeview Parkway, Vernon Hills, Illinois 60061. The principal address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.


26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by The Allstate Corporation on March 26, 2002 (File No. 1-11840). See 10-K Commission File #1-11840, The Allstate Corporation.

27.  NUMBER OF CONTRACT OWNERS

As of January 31, 2002, there were 8,842 nonqualified contracts and 4,835 qualified contracts.

28.  INDEMNIFICATION

The by-laws of both Glenbrook Life and Annuity Company (Depositor) and ALFS, Inc. ("Principal Underwriter"), provide for the indemnification of The directors, officers and controlling persons, against expenses, judgements, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29.    PRINCIPAL UNDERWRITER, ALFS, INC.

(a)The Registrant's principal underwriter acts as principal underwriter for each of the following investment companies:

        Allstate Financial Advisors Separate Account I
        Allstate Life Insurance Separate Account A
        Allstate Life of New York Separate Account A
        Glenbrook Life and Annuity Company Separate Account A
        Glenbrook Life and Annuity Company Variable Annuity Account Glenbrook Life and Annuity Variable Account
        Glenbrook Life Discover Variable Account A
        Glenbrook Life Variable Life Separate Account A
        Glenbrook Life Multi-Manager Variable Account
        Glenbrook Life Scudder Variable Account A
        Glenbrook Life AIM Variable Separate Account A
        Lincoln Benefit Life Variable Annuity Account
        Lincoln Benefit Life Variable Account
        Charter National Variable Annuity Account
        Charter National Variable Account
        Intramerica Variable Annuity Account

(b)  The directors and principal officers of the principal underwriter are:

Name and Principal Business
Address* of Each Such Person             Positions and Offices with Underwriter
----------------------------             --------------------------------------

Thomas J. Wilson, II                        Director
Michael J. Velotta                          Secretary and Director
Marian Goll                                 Vice President, Treasurer and Controller
Brent H. Hamann                             Vice President
John R. Hunter                              President, Chief Executive Officer and Director
Andrea J. Schur                             Vice President
Lisa A. Burnell                             Assistant Vice President and Compliance Officer
Joanne M. Derrig                            Assistant General Counsel and Assistant Secretary
William F. Emmons                           Assistant Secretary
Susan L. Lees                               Assistant Secretary
Barry S. Paul                               Assistant Treasurer
James P. Zils                               Assistant Treasurer

The principal business address of Mr. Emmons is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

(c)  Compensation of ALFS, Inc.

None.

30.  LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Glenbrook Life and Annuity Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062. The Principal Underwriter, ALFS, Inc., is located at 3100 Sanders Road, Northbrook, Illinois 60062. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31.  MANAGEMENT SERVICES

None

32.  UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either, as part of any application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

Registrant represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance ("ACLI") and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Glenbrook Life and Annuity Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Glenbrook Life and Annuity Company under the Contracts. Glenbrook Life and Annuity Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Glenbrook Life and Annuity Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Glenbrook Life and Annuity Company Separate Account A, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the Township of Northfield, State of Illinois April 26, 2002.


                       GLENBROOK LIFE AND ANNUITY COMPANY
                               SEPARATE ACCOUNT A
                                  (REGISTRANT)

                     BY: GLENBROOK LIFE AND ANNUITY COMPANY
                                   (DEPOSITOR)



                               By:/s/MICHAEL J. VELOTTA
                               Michael J. Velotta
                               Vice President, Secretary and General Counsel


As required by the Securities Act of 1933, this amended Registration Statement has been signed below by the following Directors and Officers of Glenbrook Life and Annuity Company on April 26, 2002.


*/THOMAS J. WILSON, II              President, Chief Executive Officer,
-----------------------             and Director (Principal Executive Officer)
  Thomas J. Wilson, II

/s/MICHAEL J. VELOTTA               Vice President, Secretary,
--------------------                General Counsel and Director
Michael J. Velotta

*/SAMUEL H. PILCH                   Vice President and Controller
----------------                    (Principal Accounting Officer)
Samuel H. Pilch

*/MARGARET G. DYER                  Director
-------------------
Margaret G. Dyer

*/JOHN C. LOUNDS                    Director
------------------
John C. Lounds

*/J. KEVIN MCCARTHY                 Director
-----------------------
J. Kevin McCarthy

*/STEVEN E. SHEBIK                  Director and Vice President
--------------------                (Principal Financial Officer)
Steven E. Shebik

*/MARLA G. FRIEDMAN                 Director and Vice President
--------------------
Marla G. Friedman


*/ By Michael J. Velotta, pursuant to Power of Attorney filed previously or herewith.

EXHIBIT LIST                             DESCRIPTION

(4) (c)                                  Death Benefit Amendatory Endorsement

(9)                                      Opinion and Consent of General Counsel

(10)(a)                                  Independent Auditors' Consent

(10)(b)                                  Consent of Bricker & Eckler LLP